UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2020

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.3
1 - 1.99%	0.7
2 - 2.99%	11.7
3 - 3.99%	37.2
4 - 4.99%	21.3
5 - 5.99%	1.7
6 - 6.99%	0.7
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 29, 2020 *,**,***
Mortgage Securities	107.7%
CMOs and Other Mortgage Related Securities	12.2%
Asset-Backed Securities	3.9%
Short-Term Investments and Net Other Assets (Liabilities)†	(23.8)%

 * Foreign investments - 1.1%

 ** Futures and Swaps - 19.7%

 *** Written options - (9.1)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 147.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 31.9%
12 month U.S. LIBOR + 1.440% 4.509% 4/1/37 (a)(b)	36	38
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (a)(b)	43	45
12 month U.S. LIBOR + 1.520% 3.798% 3/1/36 (a)(b)	20	21
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (a)(b)	8	8
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (a)(b)	106	111
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (a)(b)	10	11
12 month U.S. LIBOR + 1.680% 4.56% 4/1/36 (a)(b)	45	47
12 month U.S. LIBOR + 1.690% 4.365% 8/1/35 (a)(b)	85	89
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (a)(b)	34	36
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (a)(b)	10	11
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (a)(b)	18	19
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (a)(b)	54	56
12 month U.S. LIBOR + 1.800% 4.052% 12/1/40 (a)(b)	829	869
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (a)(b)	51	54
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (a)(b)	6	7
U.S. TREASURY 1 YEAR INDEX + 1.720% 4.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (a)(b)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (a)(b)	88	92
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (a)(b)	14	15
2.5% 5/1/31 to 10/1/37	21,603	22,345
3% 8/1/27 to 2/1/50 (c)(d)	88,020	92,099
3.5% 7/1/32 to 12/1/49 (c)(d)	69,287	73,645
4% 5/1/29 to 11/1/49	47,467	50,691
4.5% 5/1/25 to 9/1/49	17,622	19,321
5% 5/1/20 to 2/1/49	5,500	6,139
5.245% 8/1/41 (a)	386	427
6.5% 12/1/23 to 5/1/38	359	409
6.542% 2/1/39 (a)	313	342
7% to 7% 9/1/21 to 5/1/30	318	360
7.5% to 7.5% 8/1/22 to 9/1/32	263	309
8% 12/1/29 to 3/1/37	11	14
8.5% 2/1/22 to 3/1/23	12	13
9% 10/1/30	83	99
9.5% 6/1/22 to 8/1/22	0	0
		267,747
Freddie Mac - 21.6%
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (a)(b)	88	92
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	26	27
12 month U.S. LIBOR + 1.750% 3.767% 12/1/40 (a)(b)	352	368
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (a)(b)	120	125
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (a)(b)	28	29
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (a)(b)	67	70
12 month U.S. LIBOR + 1.960% 4.821% 6/1/33 (a)(b)	150	157
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (a)(b)	37	39
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	80	84
12 month U.S. LIBOR + 2.280% 4.53% 10/1/36 (a)(b)	0	0
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (a)(b)	38	40
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (a)(b)	10	10
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (a)(b)	176	184
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (a)(b)	31	32
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (a)(b)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.731% 5/1/34 (a)(b)	2	3
2.5% 6/1/31 to 2/1/35	19,000	19,581
3% 4/1/32 to 10/1/49	16,632	17,485
3.5% 3/1/32 to 3/1/48	63,551	67,817
3.5% 8/1/47	82	87
4% 1/1/36 to 6/1/48	47,632	51,531
4% 4/1/48	163	173
4.5% 7/1/25 to 12/1/48	16,622	18,231
5% 7/1/33 to 7/1/41	1,660	1,855
5.5% 3/1/20	0	0
5.5% 4/1/20 to 6/1/22	75	78
6% 6/1/20 to 6/1/39	646	746
6.5% 4/1/21 to 9/1/39	984	1,119
7% 6/1/21 to 9/1/36	443	510
7.5% 1/1/27 to 7/1/34	644	753
		181,231
Ginnie Mae - 66.8%
3% 6/15/42 to 4/20/50 (e)	20,144	20,921
3.5% 9/20/40 to 8/20/47	66,831	70,924
4% 7/20/33 to 5/20/49	112,201	118,954
4.5% 8/15/33 to 6/20/48	21,692	23,565
5.5% 12/15/38 to 9/15/39	303	346
6.5% 10/15/34 to 7/15/36	98	114
7% to 7% 2/15/24 to 4/20/32	379	434
7.5% to 7.5% 2/15/22 to 12/15/29	93	105
8% 11/15/21 to 12/15/25	35	38
8.5% 11/15/27 to 10/15/28	40	46
2.5% 3/1/50 (e)	14,475	14,858
2.5% 3/1/50 (e)	3,700	3,798
2.5% 3/1/50 (e)	2,000	2,053
2.5% 3/1/50 (e)	4,600	4,722
2.5% 4/1/50 (e)	12,550	12,871
3% 3/1/50 (e)	18,000	18,598
3% 3/1/50 (e)	11,200	11,572
3% 3/1/50 (e)	12,700	13,122
3% 3/1/50 (e)	13,525	13,974
3% 3/1/50 (e)	2,600	2,686
3% 3/1/50 (e)	14,600	15,085
3% 3/1/50 (e)	6,550	6,768
3% 3/1/50 (e)	7,450	7,698
3% 3/1/50 (e)	2,100	2,170
3% 3/1/50 (e)	5,100	5,269
3% 3/1/50 (e)	1,100	1,137
3% 4/1/50 (e)	14,500	14,967
3% 4/1/50 (e)	2,900	2,993
3% 4/1/50 (e)	9,050	9,341
3% 4/1/50 (e)	4,700	4,851
3% 4/1/50 (e)	12,400	12,799
3.5% 3/1/50 (e)	12,600	13,054
3.5% 3/1/50 (e)	9,500	9,842
3.5% 3/1/50 (e)	7,700	7,977
3.5% 3/1/50 (e)	7,350	7,615
3.5% 3/1/50 (e)	5,550	5,750
3.5% 3/1/50 (e)	2,500	2,590
3.5% 3/1/50 (e)	3,800	3,937
3.5% 3/1/50 (e)	3,700	3,833
3.5% 3/1/50 (e)	3,000	3,108
3.5% 3/1/50 (e)	17,000	17,612
3.5% 3/1/50 (e)	3,150	3,263
3.5% 3/1/50 (e)	1,400	1,450
3.5% 3/1/50 (e)	300	311
3.5% 3/1/50 (e)	7,500	7,770
3.5% 4/1/50 (e)	16,000	16,562
3.5% 4/1/50 (e)	11,600	12,008
3.5% 4/1/50 (e)	10,100	10,455
3.5% 4/1/50 (e)	7,650	7,919
4% 3/1/50 (e)	4,900	5,102
5% 9/20/33 to 4/20/48	3,364	3,727
		560,664
Uniform Mortgage Backed Securities - 26.8%
2.5% 3/1/35 (e)	24,600	25,250
2.5% 3/1/35 (e)	2,850	2,925
2.5% 3/1/35 (e)	3,050	3,131
2.5% 3/1/35 (e)	1,550	1,591
2.5% 3/1/35 (e)	1,100	1,129
2.5% 3/1/35 (e)	1,450	1,488
2.5% 3/1/35 (e)	4,150	4,260
2.5% 3/1/35 (e)	2,750	2,823
2.5% 3/1/50 (e)	6,750	6,883
2.5% 3/1/50 (e)	4,600	4,691
3% 3/1/50 (e)	11,450	11,791
3% 3/1/50 (e)	10,150	10,452
3% 3/1/50 (e)	7,100	7,312
3% 3/1/50 (e)	7,500	7,723
3% 3/1/50 (e)	6,150	6,333
3% 3/1/50 (e)	3,950	4,068
3% 3/1/50 (e)	3,900	4,016
3% 3/1/50 (e)	3,000	3,089
3% 3/1/50 (e)	2,100	2,163
3% 3/1/50 (e)	21,000	21,626
3% 3/1/50 (e)	3,600	3,707
3% 3/1/50 (e)	2,500	2,574
3.5% 3/1/50 (e)	16,850	17,497
3.5% 3/1/50 (e)	7,500	7,788
3.5% 3/1/50 (e)	4,100	4,258
3.5% 3/1/50 (e)	1,900	1,973
3.5% 3/1/50 (e)	9,100	9,450
3.5% 3/1/50 (e)	9,100	9,450
3.5% 3/1/50 (e)	7,900	8,203
3.5% 3/1/50 (e)	17,000	17,653
3.5% 3/1/50 (e)	1,400	1,454
3.5% 3/1/50 (e)	3,000	3,115
3.5% 3/1/50 (e)	3,000	3,115
3.5% 3/1/50 (e)	1,800	1,869
		224,850
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,212,904)		1,234,492

Asset-Backed Securities - 3.9%
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 1.9868% 10/25/35 (a)(b)	$1,287	$1,284
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (f)	171	172
Class A3, 2.3% 9/15/23 (f)	704	710
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9768% 10/25/37 (a)(b)(f)	2,262	2,281
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (f)	715	722
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (f)	1,147	1,159
Series 2019-HP1 Class A, 2.59% 12/15/26 (f)	1,802	1,818
Series 2019-P1 Class A, 2.94% 7/15/26 (f)	401	404
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	4,023	4,619
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	21	7
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.3209% 4/10/31 (a)(b)(f)	783	783
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (f)	508	536
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (f)	703	703
Series 2018-3A Class A 3.5545% 11/25/28 (f)	2,390	2,386
Series 2019-1A Class A, 2.6513% 6/25/29 (f)	2,316	2,325
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (a)(b)(f)	3,969	3,977
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 2.5941% 7/25/25 (a)(b)	103	103
Prosper Marketplace Issuance Trust Series 2018-2A Class A, 3.35% 10/15/24 (f)	129	129
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	807	852
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	4,034	4,226
Series 2019-1 Class A1, 3.75% 3/25/58 (f)	1,607	1,715
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (f)	1,294	1,297
Series 2019-1A Class A, 3.48% 3/15/25 (f)	144	145
TOTAL ASSET-BACKED SECURITIES
(Cost $31,305)		32,353

Collateralized Mortgage Obligations - 6.7%
Private Sponsor - 2.0%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.8009% 6/27/36 (a)(b)(f)	1,000	990
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	$74	$74
Series 2012-RR5 Class 8A5, 1.8578% 7/26/36 (a)(f)	169	168
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.3541% 1/25/37 (a)(f)	74	74
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	1,605	1,638
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.0073% 5/27/37 (a)(b)(f)	1,285	1,246
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(f)	139	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	860	869
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (a)(b)(f)	719	719
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(f)	956	955
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.8638% 6/21/36 (a)(b)(f)	185	184
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(f)	575	575
Series 2019-2A Class 1A, 2.71% 12/22/69 (f)	2,972	3,022
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (a)(b)	27	28
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(f)	2,024	2,024
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(f)	330	330
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (f)	406	415
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(f)	1,347	1,348
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2668% 9/25/43 (a)(b)	1,211	1,213
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.6666% 9/25/33 (a)	165	166
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (f)	110	110
		16,148
U.S. Government Agency - 4.7%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4733% 12/25/33 (a)(g)(h)	120	32
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	199	220
Series 1999-32 Class PL, 6% 7/25/29	189	211
Series 1999-33 Class PK, 6% 7/25/29	141	156
Series 2001-52 Class YZ, 6.5% 10/25/31	18	21
Series 2005-39 Class TE, 5% 5/25/35	310	344
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3205% 8/25/35 (a)(h)	15	20
Series 2012-149:
Class DA, 1.75% 1/25/43	152	153
Class GA, 1.75% 6/25/42	160	161
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	195	218
Series 2001-31 Class ZC, 6.5% 7/25/31	91	104
Series 2002-16 Class ZD, 6.5% 4/25/32	34	40
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9233% 11/25/32 (a)(g)(h)	72	11
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	186	14
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0133% 12/25/36 (a)(g)(h)	80	21
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8133% 5/25/37 (a)(g)(h)	44	10
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.1985% 9/25/23 (a)(h)	7	9
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4733% 3/25/33 (a)(g)(h)	33	7
Series 2005-79 Class ZC, 5.9% 9/25/35	228	263
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8595% 6/25/37 (a)(h)	159	339
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (a)(h)	45	84
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7233% 3/25/38 (a)(g)(h)	240	49
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4233% 12/25/40(a)(g)(h)	226	44
Class ZA, 4.5% 12/25/40	121	135
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	197	14
Series 2010-150 Class ZC, 4.75% 1/25/41	863	980
Series 2010-95 Class ZC, 5% 9/25/40	1,846	2,114
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	10	0
Series 2011-4 Class PZ, 5% 2/25/41	390	449
Series 2011-67 Class AI, 4% 7/25/26 (g)	60	4
Series 2011-83 Class DI, 6% 9/25/26 (g)	40	2
Series 2012-100 Class WI, 3% 9/25/27 (g)	634	47
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0233% 12/25/30 (a)(g)(h)	228	19
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9233% 6/25/41 (a)(g)(h)	271	29
Series 2013-133 Class IB, 3% 4/25/32 (g)	452	24
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4233% 1/25/44 (a)(g)(h)	215	36
Series 2013-51 Class GI, 3% 10/25/32 (g)	189	15
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0933% 6/25/35 (a)(g)(h)	236	51
Series 2015-42 Class IL, 6% 6/25/45 (g)	980	203
Series 2015-70 Class JC, 3% 10/25/45	1,206	1,273
Series 2017-30 Class AI, 5.5% 5/25/47 (g)	536	107
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	65	16
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	43	8
Class 13, 6% 3/25/34 (g)	59	12
Series 359 Class 19, 6% 7/25/35 (a)(g)	37	8
Series 384 Class 6, 5% 7/25/37 (g)	130	24
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	225	249
Series 2104 Class PG, 6% 12/15/28	63	70
Series 2121 Class MG, 6% 2/15/29	92	102
Series 2154 Class PT, 6% 5/15/29	162	181
Series 2162 Class PH, 6% 6/15/29	22	24
Series 2520 Class BE, 6% 11/15/32	122	140
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.9415% 3/15/23 (a)(g)(h)	3	0
Series 2693 Class MD, 5.5% 10/15/33	2,043	2,328
Series 2802 Class OB, 6% 5/15/34	366	404
Series 3002 Class NE, 5% 7/15/35	194	213
Series 3189 Class PD, 6% 7/15/36	174	206
Series 3415 Class PC, 5% 12/15/37	53	59
Series 3786 Class HI, 4% 3/15/38 (g)	151	5
Series 3806 Class UP, 4.5% 2/15/41	544	595
Series 3832 Class PE, 5% 3/15/41	762	848
Series 4135 Class AB, 1.75% 6/15/42	120	121
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	31	34
Series 2135 Class JE, 6% 3/15/29	110	123
Series 2274 Class ZM, 6.5% 1/15/31	60	68
Series 2281 Class ZB, 6% 3/15/30	41	45
Series 2357 Class ZB, 6.5% 9/15/31	120	140
Series 2502 Class ZC, 6% 9/15/32	113	129
Series 3871 Class KB, 5.5% 6/15/41	694	823
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.9415% 2/15/36 (a)(g)(h)	59	14
Series 1658 Class GZ, 7% 1/15/24	93	99
Series 2013-4281 Class AI, 4% 12/15/28 (g)	404	25
Series 2017-4683 Class LM, 3% 5/15/47	1,044	1,086
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.5415% 11/15/31 (a)(g)(h)	391	60
Series 2587 Class IM, 6.5% 3/15/33 (g)	61	13
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.0198% 8/15/24 (a)(h)	1	2
Class SD, 86.400% - 1 month U.S. LIBOR 64.8895% 8/15/24 (a)(h)	2	3
Series 2933 Class ZM, 5.75% 2/15/35	492	585
Series 2935 Class ZK, 5.5% 2/15/35	652	738
Series 2947 Class XZ, 6% 3/15/35	275	318
Series 2996 Class ZD, 5.5% 6/15/35	353	417
Series 3237 Class C, 5.5% 11/15/36	524	606
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0015% 11/15/36 (a)(g)(h)	192	44
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0915% 3/15/37 (a)(g)(h)	267	66
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1015% 4/15/37 (a)(g)(h)	377	95
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9215% 6/15/37 (a)(g)(h)	168	36
Series 3949 Class MK, 4.5% 10/15/34	139	151
Series 3955 Class YI, 3% 11/15/21 (g)	113	2
Series 4055 Class BI, 3.5% 5/15/31 (g)	402	24
Series 4149 Class IO, 3% 1/15/33 (g)	91	10
Series 4314 Class AI, 5% 3/15/34 (g)	132	10
Series 4427 Class LI, 3.5% 2/15/34 (g)	739	55
Series 4471 Class PA 4% 12/15/40	1,069	1,124
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	87	99
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,529	1,674
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	373	403
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0315% 6/16/37 (a)(g)(h)	94	22
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (a)(b)(i)	189	188
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (a)(b)(i)	230	229
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (a)(b)(i)	243	242
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (a)(b)(i)	92	92
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (a)(b)(i)	21	21
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.706% 12/20/40 (a)(h)	1,013	1,234
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	134	10
Series 2016-69 Class WA, 3% 2/20/46	648	678
Series 2017-134 Class BA, 2.5% 11/20/46	175	180
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	143	163
Series 2004-24 Class ZM, 5% 4/20/34	300	335
Series 2010-160 Class DY, 4% 12/20/40	1,938	2,172
Series 2010-170 Class B, 4% 12/20/40	431	483
Series 2017-139 Class BA, 3% 9/20/47	2,479	2,629
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.8415% 5/16/34 (a)(g)(h)	165	33
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5415% 8/17/34 (a)(g)(h)	64	15
Series 2011-52 Class HI, 7% 4/16/41 (g)	659	141
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0415% 6/16/42 (a)(g)(h)	308	67
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (a)(h)	184	190
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (a)(h)	665	690
Series 2013-149 Class MA, 2.5% 5/20/40	2,257	2,340
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	883	885
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	513	514
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (a)(b)(i)	3,312	3,313
		39,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $54,312)		55,781

Commercial Mortgage Securities - 5.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (a)(g)	1	0
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (f)	525	556
Series 2019-BPR Class BNM, 3.465% 11/5/32 (f)	118	125
BANK sequential payer Series 2019-BN24 Class A3, 2.96% 11/15/62	500	544
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (f)	718	721
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7912% 12/15/62 (a)(g)	7,316	416
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(f)	390	390
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (a)(b)(f)	500	499
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(f)	1,308	1,307
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8942% 9/10/58 (a)(g)	17,287	736
Series 2016-P6 Class XA, 0.7931% 12/10/49 (a)(g)	17,517	588
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	304	318
Series 2014-CR20 Class XA, 1.0272% 11/10/47 (a)(g)	4,176	171
Series 2014-LC17 Class XA, 0.7681% 10/10/47 (a)(g)	14,637	413
Series 2014-UBS6 Class XA, 0.892% 12/10/47 (a)(g)	10,513	361
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.5385% 12/15/31 (a)(b)(f)	2,001	2,000
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(f)	9,093	9,093
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	672	722
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (a)(b)(f)	9,113	9,090
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.7485% 10/15/31 (a)(b)(f)	562	562
Series 2013-GC12 Class XA, 1.4176% 6/10/46 (a)(g)	5,377	204
Series 2014-GC20 Class XA, 1.0577% 4/10/47 (a)(g)	4,254	126
Series 2015-GC34 Class XA, 1.2682% 10/10/48 (a)(g)	8,573	490
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 0.7505% 4/15/47 (a)(g)	3,493	72
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	899	974
Class XAFX, 1.116% 7/5/33 (a)(f)(g)	7,720	277
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0925% 10/15/48 (a)(g)	10,610	492
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.5085% 8/15/33 (a)(b)(f)	2,262	2,259
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (a)(b)(f)	1,484	1,480
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	1,140	1,201
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)	165	171
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(f)	82	83
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (a)(b)(f)	431	431
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (a)(b)(f)	2,917	2,920
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (a)(b)(f)	600	601
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0558% 12/15/50 (a)(g)	13,249	850
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(f)	1,215	1,228
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.0142% 11/15/48 (a)(g)	9,046	436
Series 2017-C42 Class XA, 0.89% 12/15/50 (a)(g)	15,526	919
Series 2018-C46 Class XA, 0.9441% 8/15/51 (a)(g)	10,245	585
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.3783% 6/15/46 (a)(b)(f)	1,288	1,289
Series 2014-C24 Class XA, 0.8369% 11/15/47 (a)(g)	6,379	197
Series 2014-LC14 Class XA, 1.2075% 3/15/47 (a)(g)	7,377	279
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $46,136)		46,176
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund 1.60% (j)
(Cost $35,582)	35,575,194	35,582

Purchased Swaptions - 0.6%(k)
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	$71
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	12,300	202
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	133
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	95
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	3,100	8
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	5,000	14
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000	22
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	5,000	123
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	4,500	111
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	8,000	117
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	4,000	9

TOTAL PUT OPTIONS			905

Call Options - 0.5%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	173
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	12,300	525
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	368
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	678
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	3,100	322
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	5,000	484
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000	782
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	5,000	159
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	4,500	144
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	8,000	372
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	4,000	417

TOTAL CALL OPTIONS			4,424

TOTAL PURCHASED SWAPTIONS
(Cost $4,086)			5,329
TOTAL INVESTMENT IN SECURITIES - 168.0%
(Cost $1,384,325)			1,409,713
NET OTHER ASSETS (LIABILITIES) - (68.0)%			(570,556)
NET ASSETS - 100%			$839,157

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 3/1/50	$(12,550)	$(12,882)
3% 3/1/50	(14,500)	(14,982)
3% 3/1/50	(1,350)	(1,395)
3% 3/1/50	(3,300)	(3,410)
3% 3/1/50	(9,050)	(9,351)
3% 3/1/50	(4,700)	(4,856)
3% 3/1/50	(12,400)	(12,812)
3% 3/1/50	(2,350)	(2,428)
3% 3/1/50	(21,000)	(21,698)
3% 3/1/50	(3,450)	(3,565)
3% 3/1/50	(3,450)	(3,565)
3% 4/1/50	(2,900)	(2,993)
3% 4/1/50	(2,900)	(2,993)
3% 4/1/50	(8,300)	(8,567)
3.5% 3/1/50	(5,300)	(5,491)
3.5% 3/1/50	(6,800)	(7,045)
3.5% 3/1/50	(4,600)	(4,766)
3.5% 3/1/50	(4,100)	(4,248)
3.5% 3/1/50	(1,900)	(1,968)
3.5% 3/1/50	(9,100)	(9,428)
3.5% 3/1/50	(7,900)	(8,184)
3.5% 3/1/50	(16,000)	(16,576)
3.5% 3/1/50	(11,600)	(12,018)
3.5% 3/1/50	(10,100)	(10,464)
3.5% 3/1/50	(7,650)	(7,925)
4% 3/1/50	(4,100)	(4,269)

TOTAL GINNIE MAE		(197,879)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(2,500)	(2,566)
2.5% 3/1/35	(2,000)	(2,053)
2.5% 3/1/35	(1,700)	(1,745)
3% 3/1/50	(2,200)	(2,266)
3% 3/1/50	(14,600)	(15,035)
3% 3/1/50	(6,550)	(6,745)
3% 3/1/50	(7,450)	(7,672)
3% 3/1/50	(7,000)	(7,209)
3% 3/1/50	(2,100)	(2,163)
3% 3/1/50	(12,700)	(13,078)
3% 3/1/50	(6,400)	(6,591)
3% 3/1/50	(1,900)	(1,957)
3% 3/1/50	(1,150)	(1,184)
3.5% 3/1/50	(3,800)	(3,946)
3.5% 3/1/50	(3,700)	(3,842)
3.5% 3/1/50	(5,450)	(5,659)
3.5% 3/1/50	(3,650)	(3,790)
3.5% 3/1/50	(9,100)	(9,450)
3.5% 3/1/50	(3,400)	(3,531)
3.5% 3/1/50	(4,500)	(4,673)
3.5% 3/1/50	(17,000)	(17,649)
3.5% 3/1/50	(1,400)	(1,454)
3.5% 3/1/50	(7,500)	(7,788)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(132,046)

TOTAL TBA SALE COMMITMENTS
(Proceeds $328,127)		$(329,925)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	8,800	$(149)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	6,400	(106)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	7,900	(119)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	3,000	(45)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000	(35)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	4,100	(35)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	10,000	(190)

TOTAL PUT SWAPTIONS			(679)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	8,800	(373)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	6,400	(283)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	7,900	(367)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	3,000	(141)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	7,000	(565)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	4,100	(183)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	10,000	(398)

TOTAL CALL SWAPTIONS			(2,310)

TOTAL WRITTEN SWAPTIONS			$(2,989)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $52,200,000.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	469	June 2020	$63,198	$(1,577)	$(1,577)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	411	June 2020	89,733	(755)	(755)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	39	June 2020	4,787	(58)	(58)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	June 2020	6,640	(268)	(268)
TOTAL FUTURES CONTRACTS					$(2,658)

The notional amount of futures sold as a percentage of Net Assets is 19.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $144,756,000.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$32,870	$266	$0	$266

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$44,942	$626	$0	$626
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	12,445	(666)	0	(666)

TOTAL INTEREST RATE SWAPS							$(40)	$0	$(40)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $87,297,000.

Amounts shown as 0 in the Schedule of Investments may represent less than 500 shares.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,112,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $531,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,385,000 or 9.5% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $142,933,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$193
Total	$193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,234,492	$--	$1,234,492	$--
Asset-Backed Securities	32,353	--	32,353	--
Collateralized Mortgage Obligations	55,781	--	55,781	--
Commercial Mortgage Securities	46,176	--	46,176	--
Money Market Funds	35,582	35,582	--	--
Purchased Swaptions	5,329	--	5,329	--
Total Investments in Securities:	$1,409,713	$35,582	$1,374,131	$--
Derivative Instruments:
Assets
Swaps	$892	$--	$892	$--
Total Assets	$892	$--	$892	$--
Liabilities
Futures Contracts	$(2,658)	$(2,658)	$--	$--
Swaps	(666)	--	(666)	--
Written Swaptions	(2,989)	--	(2,989)	--
Total Liabilities	$(6,313)	$(2,658)	$(3,655)	$--
Total Derivative Instruments:	$(5,421)	$(2,658)	$(2,763)	$--
Other Financial Instruments:
TBA Sale Commitments	$(329,925)	$--	$(329,925)	$--
Total Other Financial Instruments:	$(329,925)	$--	$(329,925)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$266	$0
Total Credit Risk	266	0
Interest Rate Risk
Futures Contracts(b)	0	(2,658)
Purchased Swaptions(c)	5,329	0
Swaps(d)	626	(666)
Written Swaptions(e)	0	(2,989)
Total Interest Rate Risk	5,955	(6,313)
Total Value of Derivatives	$6,221	$(6,313)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,348,743)	$1,374,131
Fidelity Central Funds (cost $35,582)	35,582
Total Investment in Securities (cost $1,384,325)		$1,409,713
Receivable for investments sold		7,284
Receivable for premium on written options		2,690
Receivable for TBA sale commitments		328,127
Receivable for fund shares sold		3,066
Interest receivable		2,314
Distributions receivable from Fidelity Central Funds		44
Receivable for daily variation margin on centrally cleared OTC swaps		75
Bi-lateral OTC swaps, at value		266
Receivable from investment adviser for expense reductions		5
Total assets		1,753,584
Liabilities
Payable for investments purchased
Regular delivery	$31,288
Delayed delivery	545,655
TBA sale commitments, at value	329,925
Payable for fund shares redeemed	2,889
Distributions payable	175
Accrued management fee	208
Distribution and service plan fees payable	12
Payable for daily variation margin on futures contracts	1,181
Written options, at value (premium receivable $2,690)	2,989
Other affiliated payables	103
Other payables and accrued expenses	2
Total liabilities		914,427
Net Assets		$839,157
Net Assets consist of:
Paid in capital		$825,000
Total accumulated earnings (loss)		14,157
Net Assets		$839,157
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,797 ÷ 2,507.6 shares)(a)		$11.48
Maximum offering price per share (100/96.00 of $11.48)		$11.96
Class M:
Net Asset Value and redemption price per share ($12,898 ÷ 1,120.8 shares)(a)		$11.51
Maximum offering price per share (100/96.00 of $11.51)		$11.99
Class C:
Net Asset Value and offering price per share ($4,274 ÷ 372.7 shares)(a)		$11.47
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($675,477 ÷ 58,670.9 shares)		$11.51
Class I:
Net Asset Value, offering price and redemption price per share ($21,087 ÷ 1,837.9 shares)		$11.47
Class Z:
Net Asset Value, offering price and redemption price per share ($96,624 ÷ 8,416.6 shares)		$11.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$10,782
Income from Fidelity Central Funds		193
Total income		10,975
Expenses
Management fee	$1,246
Transfer agent fees	412
Distribution and service plan fees	76
Fund wide operations fee	198
Independent trustees' fees and expenses	1
Commitment fees	2
Total expenses before reductions	1,935
Expense reductions	(26)
Total expenses after reductions		1,909
Net investment income (loss)		9,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,828
Redemptions in-kind with affiliated entities	1,792
Futures contracts	849
Swaps	(535)
Written options	(56)
Total net realized gain (loss)		5,878
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,804
Futures contracts	(2,487)
Swaps	457
Written options	27
Delayed delivery commitments	(1,518)
Total change in net unrealized appreciation (depreciation)		4,283
Net gain (loss)		10,161
Net increase (decrease) in net assets resulting from operations		$19,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,066	$25,965
Net realized gain (loss)	5,878	5,926
Change in net unrealized appreciation (depreciation)	4,283	35,192
Net increase (decrease) in net assets resulting from operations	19,227	67,083
Distributions to shareholders	(11,456)	(24,740)
Share transactions - net increase (decrease)	(64,837)	(147,595)
Total increase (decrease) in net assets	(57,066)	(105,252)
Net Assets
Beginning of period	896,223	1,001,475
End of period	$839,157	$896,223

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.89	$11.30	$11.44	$11.29	$11.24
Income from Investment Operations
Net investment income (loss)A	.106	.257	.226	.185	.217	.223
Net realized and unrealized gain (loss)	.143	.465	(.353)	(.124)	.173	.047
Total from investment operations	.249	.722	(.127)	.061	.390	.270
Distributions from net investment income	(.139)	(.242)	(.283)	(.201)	(.234)	(.217)
Distributions from net realized gain	–	–	–	–	(.006)	(.003)
Total distributions	(.139)	(.242)	(.283)	(.201)	(.240)	(.220)
Net asset value, end of period	$11.48	$11.37	$10.89	$11.30	$11.44	$11.29
Total ReturnB,C,D	2.21%	6.73%	(1.13)%	.56%	3.49%	2.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.80%	.79%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.80%G	.80%	.79%	.79%	.79%	.81%
Expenses net of all reductions	.80%G	.80%	.79%	.79%	.79%	.81%
Net investment income (loss)	1.87%G	2.33%	2.05%	1.64%	1.92%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$29	$29	$27	$35	$49	$38
Portfolio turnover rateH	713%G,I	680%I	363%	357%	404%	439%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.91	$11.32	$11.46	$11.31	$11.27
Income from Investment Operations
Net investment income (loss)A	.106	.257	.226	.184	.218	.225
Net realized and unrealized gain (loss)	.143	.475	(.354)	(.123)	.172	.037
Total from investment operations	.249	.732	(.128)	.061	.390	.262
Distributions from net investment income	(.139)	(.242)	(.282)	(.201)	(.234)	(.219)
Distributions from net realized gain	–	–	–	–	(.006)	(.003)
Total distributions	(.139)	(.242)	(.282)	(.201)	(.240)	(.222)
Net asset value, end of period	$11.51	$11.40	$10.91	$11.32	$11.46	$11.31
Total ReturnB,C,D	2.20%	6.80%	(1.13)%	.55%	3.48%	2.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.81%	.80%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.81%G	.81%	.80%	.79%	.79%	.79%
Expenses net of all reductions	.81%G	.81%	.80%	.79%	.79%	.79%
Net investment income (loss)	1.86%G	2.33%	2.04%	1.63%	1.92%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$13	$15	$15	$20	$25	$20
Portfolio turnover rateH	713%G,I	680%I	363%	357%	404%	439%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.87	$11.28	$11.42	$11.27	$11.23
Income from Investment Operations
Net investment income (loss)A	.061	.177	.144	.100	.133	.141
Net realized and unrealized gain (loss)	.143	.473	(.353)	(.123)	.172	.037
Total from investment operations	.204	.650	(.209)	(.023)	.305	.178
Distributions from net investment income	(.094)	(.160)	(.201)	(.117)	(.149)	(.135)
Distributions from net realized gain	–	–	–	–	(.006)	(.003)
Total distributions	(.094)	(.160)	(.201)	(.117)	(.155)	(.138)
Net asset value, end of period	$11.47	$11.36	$10.87	$11.28	$11.42	$11.27
Total ReturnB,C,D	1.81%	6.04%	(1.86)%	(.19)%	2.72%	1.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.60%G	1.54%	1.54%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.60%G	1.54%	1.54%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.60%G	1.54%	1.54%	1.54%	1.54%	1.53%
Net investment income (loss)	1.08%G	1.61%	1.30%	.89%	1.17%	1.25%
Supplemental Data
Net assets, end of period (in millions)	$4	$5	$9	$13	$19	$16
Portfolio turnover rateH	713%G,I	680%I	363%	357%	404%	439%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mortgage Securities Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.91	$11.33	$11.47	$11.31	$11.27
Income from Investment Operations
Net investment income (loss)A	.126	.298	.264	.223	.257	.264
Net realized and unrealized gain (loss)	.143	.474	(.363)	(.123)	.182	.037
Total from investment operations	.269	.772	(.099)	.100	.439	.301
Distributions from net investment income	(.159)	(.282)	(.321)	(.240)	(.273)	(.258)
Distributions from net realized gain	–	–	–	–	(.006)	(.003)
Total distributions	(.159)	(.282)	(.321)	(.240)	(.279)	(.261)
Net asset value, end of period	$11.51	$11.40	$10.91	$11.33	$11.47	$11.31
Total ReturnB,C	2.38%	7.19%	(.87)%	.90%	3.93%	2.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.22%F	2.69%	2.39%	1.98%	2.26%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$675	$696	$894	$926	$948	$856
Portfolio turnover rateG	713%F,H	680%H	363%	357%	404%	439%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.87	$11.28	$11.43	$11.27	$11.23
Income from Investment Operations
Net investment income (loss)A	.127	.292	.259	.218	.250	.256
Net realized and unrealized gain (loss)	.141	.475	(.353)	(.134)	.182	.038
Total from investment operations	.268	.767	(.094)	.084	.432	.294
Distributions from net investment income	(.158)	(.277)	(.316)	(.234)	(.266)	(.251)
Distributions from net realized gain	–	–	–	–	(.006)	(.003)
Total distributions	(.158)	(.277)	(.316)	(.234)	(.272)	(.254)
Net asset value, end of period	$11.47	$11.36	$10.87	$11.28	$11.43	$11.27
Total ReturnB,C	2.38%	7.17%	(.83)%	.76%	3.88%	2.64%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.47%F	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.47%F	.49%	.49%	.49%	.50%	.50%
Net investment income (loss)	2.20%F	2.65%	2.35%	1.94%	2.21%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$21	$47	$56	$73	$79	$72
Portfolio turnover rateG	713%F,H	680%H	363%	357%	404%	439%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class Z

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$10.80
Income from Investment Operations
Net investment income (loss)B	.131	.245
Net realized and unrealized gain (loss)	.143	.589
Total from investment operations	.274	.834
Distributions from net investment income	(.164)	(.264)
Distributions from net realized gain	–	–
Total distributions	(.164)	(.264)
Net asset value, end of period	$11.48	$11.37
Total ReturnC,D	2.43%	7.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.39%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	2.31%G	2.76%G
Supplemental Data
Net assets, end of period (in millions)	$97	$105
Portfolio turnover rateH	713%G,I	680%I

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,925
Gross unrealized depreciation	(9,070)
Net unrealized appreciation (depreciation)	$20,855
Tax cost	$1,384,329

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(2,087)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(487)	$505
Total Credit Risk	$(487)	505
Interest Rate Risk
Futures Contracts	$849	$(2,487)
Purchased Options	89	233
Swaps	(48)	(48)
Written Options	(56)	27
Total Interest Rate Risk	834	(2,275)
Totals	$347	$(1,770)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	1,152,740	1,095,866

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$37	$1
Class M	-%	.25%	17	–(a)
Class C	.75%	.25%	22	3
			$76	$4

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	$–(a)
Class C(b)	$–(a)
$2

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28.20
Class M	14.21
Class C	5.24
Fidelity Mortgage Securities Fund	325.10
Class I	13.12
Class Z	27.05
	$412

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 11,628 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $132,066. The net realized gain of $1,792 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 6,861 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $73,960. The Fund had a net realized loss of $(2,018) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Mortgage Securities Fund	$1

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$23

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$356	$575
Class M	168	327
Class C	36	110
Fidelity Mortgage Securities Fund	9,034	22,329
Class I	292	1,291
Class Z	1,570	108
Total	$11,456	$24,740

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019(a)	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	175	716	$1,984	$7,946
Reinvestment of distributions	29	47	329	523
Shares redeemed	(263)	(652)	(2,983)	(7,167)
Net increase (decrease)	(59)	111	$(670)	$1,302
Class M
Shares sold	18	126	$204	$1,404
Reinvestment of distributions	15	29	165	319
Shares redeemed	(189)	(259)	(2,151)	(2,880)
Net increase (decrease)	(156)	(104)	$(1,782)	$(1,157)
Class C
Shares sold	27	73	$301	$808
Reinvestment of distributions	3	10	36	108
Shares redeemed	(70)	(541)	(791)	(5,976)
Net increase (decrease)	(40)	(458)	$(454)	$(5,060)
Fidelity Mortgage Securities Fund
Shares sold	11,514	31,610	$131,185	$348,998
Reinvestment of distributions	645	1,411	7,354	15,588
Shares redeemed	(14,541)(b)	(53,917)(c)	(165,455)(b)	(600,456)(c)
Net increase (decrease)	(2,382)	(20,896)	$(26,916)	$(235,870)
Class I
Shares sold	1,140	627	$12,947	$6,903
Reinvestment of distributions	24	114	270	1,256
Shares redeemed	(3,447)(b)	(1,767)	(39,054)(b)	(19,466)
Net increase (decrease)	(2,283)	(1,026)	$(25,837)	$(11,307)
Class Z
Shares sold	2,586	9,604	$29,352	$108,812
Reinvestment of distributions	135	8	1,537	95
Shares redeemed	(3,525)	(391)	(40,067)	(4,410)
Net increase (decrease)	(804)	9,221	$(9,178)	$104,497

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 (b) Amount includes in-kind redemptions (see Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.80%
Actual		$1,000.00	$1,022.10	$4.02
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class M	.81%
Actual		$1,000.00	$1,022.00	$4.07
Hypothetical-C		$1,000.00	$1,020.84	$4.07
Class C	1.60%
Actual		$1,000.00	$1,018.10	$8.03
Hypothetical-C		$1,000.00	$1,016.91	$8.02
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,023.80	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.47%
Actual		$1,000.00	$1,023.80	$2.36
Hypothetical-C		$1,000.00	$1,022.53	$2.36
Class Z	.36%
Actual		$1,000.00	$1,024.30	$1.81
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2018 and the total expense ratio of Class C ranked equal to the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2019.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AMOR-SANN-0420
1.703540.122

Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report

February 29, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	12.3%
AAA	16.4%
AA	3.6%
A	20.0%
BBB	36.8%
BB and Below	5.9%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Corporate Bonds	61.4%
U.S. Government and U.S. Government Agency Obligations	12.3%
Asset-Backed Securities	8.3%
CMOs and Other Mortgage Related Securities	10.5%
Municipal Bonds	0.5%
Other Investments	3.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 13.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.8% 2/17/21	$4,000,000	$4,032,777
3.6% 2/17/23	13,959,000	14,701,099
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,086,378
3.125% 3/16/22	2,000,000	2,075,643
5.15% 9/15/23	3,498,000	3,939,401
		28,835,298
Media - 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	7,000,000	7,039,041
4.464% 7/23/22	16,000,000	16,979,117
Comcast Corp.:
1.625% 1/15/22	15,111,000	15,199,322
3.7% 4/15/24	4,500,000	4,887,049
3.95% 10/15/25	2,610,000	2,921,010
Discovery Communications LLC 2.95% 3/20/23	7,000,000	7,239,116
Time Warner Cable, Inc. 4.125% 2/15/21	6,164,000	6,254,721
		60,519,376

TOTAL COMMUNICATION SERVICES		89,354,674

CONSUMER DISCRETIONARY - 3.8%
Automobiles - 2.5%
American Honda Finance Corp. 2.65% 2/12/21	5,000,000	5,053,089
BMW U.S. Capital LLC:
2.7% 4/6/22 (a)	5,799,000	5,926,145
3.45% 4/12/23 (a)	7,000,000	7,362,511
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,500,000	5,526,924
2.45% 5/18/20 (a)	6,415,000	6,425,189
2.85% 1/6/22 (a)	3,175,000	3,240,904
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,684,000	7,689,932
3.2% 7/13/20	5,000,000	5,016,617
3.25% 1/5/23	5,000,000	5,152,616
3.55% 4/9/21	3,143,000	3,193,728
4.15% 6/19/23	5,231,000	5,549,761
4.2% 3/1/21	3,000,000	3,060,000
Volkswagen Group of America Finance LLC:
2.4% 5/22/20 (a)	4,458,000	4,466,536
2.5% 9/24/21 (a)	1,970,000	1,995,294
4% 11/12/21 (a)	5,000,000	5,205,796
		74,865,042
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,278,679
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	5,002,000
2.625% 1/15/22	3,229,000	3,301,643
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,580,634
		10,884,277
Household Durables - 0.3%
D.R. Horton, Inc. 2.55% 12/1/20	3,743,000	3,769,318
Lennar Corp. 2.95% 11/29/20	5,800,000	5,792,750
		9,562,068
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,401,509
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,593,643
Specialty Retail - 0.1%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,409,326

TOTAL CONSUMER DISCRETIONARY		111,994,544

CONSUMER STAPLES - 3.6%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	8,261,000	8,676,803
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,758,076
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.3918% 11/15/21 (b)(c)	5,630,000	5,630,880
Molson Coors Beverage Co.:
3% 7/15/26	10,575,000	11,054,790
3.5% 5/1/22	4,098,000	4,262,174
		34,382,723
Food & Staples Retailing - 0.2%
Kroger Co. 3.3% 1/15/21	5,000,000	5,065,710
Food Products - 0.3%
Conagra Brands, Inc. 3.8% 10/22/21	6,050,000	6,288,907
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,964,137
		8,253,044
Tobacco - 1.9%
Altria Group, Inc.:
2.85% 8/9/22	5,000,000	5,136,875
3.49% 2/14/22	1,879,000	1,946,219
3.8% 2/14/24	2,268,000	2,435,267
BAT Capital Corp.:
2.764% 8/15/22	10,000,000	10,240,178
3.222% 8/15/24	2,000,000	2,100,131
BAT International Finance PLC 3.5% 6/15/22 (a)	5,000,000	5,186,474
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,750,000	6,777,983
3.125% 7/26/24 (a)	8,250,000	8,521,669
Philip Morris International, Inc.:
1.875% 2/25/21	6,954,000	6,966,643
2.625% 2/18/22	1,793,000	1,833,369
2.875% 5/1/24	4,910,000	5,154,191
Reynolds American, Inc. 4% 6/12/22	1,077,000	1,131,132
		57,430,131

TOTAL CONSUMER STAPLES		105,131,608

ENERGY - 5.2%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	770,654
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	8,146,775
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,482,098
3.8% 9/15/23	2,000,000	2,117,646
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,442,670
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,746,433
Encana Corp. 3.9% 11/15/21	4,500,000	4,641,419
Energy Transfer Partners LP:
2.9% 5/15/25	7,150,000	7,293,437
3.6% 2/1/23	2,824,000	2,925,251
4.2% 9/15/23	1,441,000	1,543,531
4.5% 4/15/24	570,000	617,526
Enterprise Products Operating LP:
2.8% 2/15/21	2,038,000	2,058,953
2.85% 4/15/21	1,590,000	1,611,234
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	6,000,465
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	7,117,283
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	1,082,000	1,085,965
3.375% 3/15/23	6,618,000	6,924,079
4.5% 7/15/23	856,000	924,321
Newfield Exploration Co. 5.625% 7/1/24	1,967,000	2,140,624
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 3.1418% 8/15/22 (b)(c)	2,590,000	2,599,387
2.6% 8/13/21	706,000	714,997
2.7% 8/15/22	624,000	635,863
2.9% 8/15/24	2,061,000	2,088,858
3.125% 2/15/22	1,336,000	1,367,339
3.2% 8/15/26	277,000	282,025
4.85% 3/15/21	6,035,000	6,193,012
Petrobras Global Finance BV 5.299% 1/27/25	7,000,000	7,637,438
Petroleos Mexicanos 6.49% 1/23/27 (a)	6,035,000	6,321,663
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,768,000	4,901,607
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,110,000
Suncor Energy, Inc. 3.6% 12/1/24	7,800,000	8,431,214
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,253,960
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.6979% 1/13/23 (b)(c)	2,040,000	2,032,038
3.1% 2/1/25	3,287,000	3,284,798
5.375% 6/1/21	10,371,000	10,686,837
Williams Partners LP 3.6% 3/15/22	12,000,000	12,383,572
		152,744,318

TOTAL ENERGY		153,514,972

FINANCIALS - 27.9%
Banks - 13.8%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.570% 2.2076% 8/27/21 (a)(b)(c)	5,000,000	5,024,300
3.4% 8/27/21 (a)	5,000,000	5,144,233
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	6,000,000	6,046,260
2.369% 7/21/21 (b)	5,000,000	5,014,455
2.625% 4/19/21	13,000,000	13,160,086
3.004% 12/20/23 (b)	6,462,000	6,696,324
3.124% 1/20/23 (b)	10,000,000	10,257,583
4.2% 8/26/24	15,750,000	17,289,793
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,545,856
Barclays PLC:
2.875% 6/8/20	3,000,000	2,999,814
3.2% 8/10/21	5,045,000	5,133,821
3.25% 1/12/21	2,046,000	2,074,849
3.932% 5/7/25 (b)	4,000,000	4,254,167
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,004,923
BPCE SA:
2.75% 12/2/21	2,000,000	2,043,036
4% 9/12/23 (a)	5,000,000	5,360,350
Capital One NA 2.15% 9/6/22	1,762,000	1,779,673
CIT Group, Inc. 4.75% 2/16/24	5,000,000	5,312,500
Citigroup, Inc.:
2.35% 8/2/21	10,000,000	10,114,036
2.65% 10/26/20	3,000,000	3,019,154
2.7% 3/30/21	5,000,000	5,053,080
2.7% 10/27/22	5,000,000	5,146,176
2.75% 4/25/22	4,010,000	4,101,661
4.4% 6/10/25	3,018,000	3,358,490
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	421,086
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,030,640
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,119,322
Credit Suisse New York Branch 3% 10/29/21	1,500,000	1,535,192
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,355,518
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,212,563
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,039,378
HSBC Holdings PLC:
2.95% 5/25/21	626,000	635,897
3.262% 3/13/23 (b)	3,374,000	3,469,025
3.803% 3/11/25 (b)	5,000,000	5,350,710
3.95% 5/18/24 (b)	3,000,000	3,193,988
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	5,047,976
2.625% 8/6/24	4,610,000	4,794,696
3.15% 3/14/21	3,000,000	3,039,089
7% 12/15/20	180,000	187,247
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,445,687
ING Groep NV 3.15% 3/29/22	5,250,000	5,412,179
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,964,646
JPMorgan Chase & Co.:
2.55% 10/29/20	7,500,000	7,543,517
3.207% 4/1/23 (b)	8,000,000	8,256,111
3.514% 6/18/22 (b)	8,000,000	8,195,803
3.559% 4/23/24 (b)	14,000,000	14,791,548
Lloyds Banking Group PLC:
2.438% 2/5/26 (b)	2,636,000	2,684,708
2.907% 11/7/23 (b)	6,000,000	6,144,463
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	5,059,361
2.193% 2/25/25	7,200,000	7,276,379
2.623% 7/18/22	5,000,000	5,116,906
2.95% 3/1/21	2,300,000	2,328,398
2.998% 2/22/22	2,619,000	2,691,898
3.218% 3/7/22	5,000,000	5,168,800
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	3,039,752
2.632% 4/12/21 (a)	5,180,000	5,242,987
2.953% 2/28/22	6,000,000	6,163,787
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	5,157,082
3.8% 8/14/23	1,805,000	1,942,824
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	7,444,943
4.519% 6/25/24 (b)	10,962,000	11,780,844
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,737,206
4.45% 12/3/21	4,500,000	4,714,160
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,477,688
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,858,517
Synchrony Bank 3% 6/15/22	2,328,000	2,393,794
Synovus Bank 2.289% 2/10/23 (b)	1,640,000	1,658,992
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,294,384
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	4,026,357
Wells Fargo & Co.:
2.164% 2/11/26 (b)	10,000,000	10,119,980
2.406% 10/30/25 (b)	14,000,000	14,340,357
2.6% 7/22/20	8,000,000	8,029,225
3.75% 1/24/24	5,000,000	5,376,735
4.3% 7/22/27	7,000,000	7,876,856
Westpac Banking Corp.:
2.8% 1/11/22	5,000,000	5,128,820
4.11% 7/24/34 (b)	1,710,000	1,871,754
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,032,235
		406,156,630
Capital Markets - 5.7%
Citigroup Funding, Inc. 2.312% 11/4/22 (b)	5,000,000	5,044,211
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 1.9829% 2/4/22 (b)(c)	7,000,000	6,995,500
2.1% 11/12/21	4,059,000	4,099,415
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	4,805,000	4,905,582
3.574% 1/9/23 (a)	15,000,000	15,508,981
Deutsche Bank AG New York Branch:
2.7% 7/13/20	15,000,000	15,037,046
3.15% 1/22/21	6,179,000	6,235,031
3.3% 11/16/22	5,000,000	5,131,944
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	10,344,214
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,097,000	12,336,513
2.905% 7/24/23 (b)	17,500,000	17,977,503
3% 4/26/22	8,000,000	8,117,333
3.2% 2/23/23	5,500,000	5,751,414
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,123,036
2.75% 12/15/21	1,683,000	1,723,803
3.25% 6/7/21	2,577,000	2,632,853
Morgan Stanley:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 2.2804% 1/20/23 (b)(c)	5,000,000	5,008,856
2.5% 4/21/21	6,200,000	6,269,067
2.625% 11/17/21	5,350,000	5,446,332
2.72% 7/22/25 (b)	3,953,000	4,091,537
3.737% 4/24/24 (b)	5,000,000	5,310,249
4.875% 11/1/22	7,000,000	7,574,508
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	8,006,338
		169,671,266
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	7,229,720
3.5% 5/26/22	915,000	940,730
4.125% 7/3/23	1,826,000	1,941,360
4.45% 12/16/21	1,327,000	1,382,639
4.875% 1/16/24	1,481,000	1,611,585
Ally Financial, Inc.:
4.25% 4/15/21	2,920,000	2,982,050
5.125% 9/30/24	5,010,000	5,550,178
American Express Co. 2.75% 5/20/22	6,190,000	6,343,561
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.4395% 7/30/21 (a)(b)(c)	4,379,000	4,394,660
3 month U.S. LIBOR + 0.950% 2.8569% 6/1/21 (a)(b)(c)	4,740,000	4,770,731
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,382,735
3.9% 1/29/24	3,000,000	3,211,921
Discover Financial Services 5.2% 4/27/22	3,239,000	3,488,450
Ford Motor Credit Co. LLC:
2.343% 11/2/20	5,500,000	5,514,312
2.425% 6/12/20	3,000,000	3,002,538
3.087% 1/9/23	10,000,000	10,026,321
3.157% 8/4/20	6,250,000	6,273,170
3.336% 3/18/21	4,500,000	4,539,528
3.339% 3/28/22	2,246,000	2,269,862
4.14% 2/15/23	5,000,000	5,144,403
GE Capital International Funding Co. 2.342% 11/15/20	15,830,000	15,873,215
Hyundai Capital America 2.6% 3/19/20 (a)	2,000,000	2,000,931
John Deere Capital Corp. 2.6% 3/7/24	1,555,000	1,624,506
Synchrony Financial:
2.85% 7/25/22	703,000	718,897
4.25% 8/15/24	2,551,000	2,742,529
4.375% 3/19/24	4,922,000	5,304,281
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,630,802
		124,895,615
Diversified Financial Services - 0.7%
AIG Global Funding:
2.3% 7/1/22 (a)	1,900,000	1,923,522
3.35% 6/25/21(a)	5,000,000	5,116,053
AXA Equitable Holdings, Inc. 3.9% 4/20/23	467,000	496,577
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,871,309
Capital One Bank U.S.A. NA 2.28% 1/28/26 (b)	7,000,000	7,121,535
		21,528,996
Insurance - 3.5%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,177,810
American International Group, Inc.:
3.3% 3/1/21	4,987,000	5,058,974
4.2% 4/1/28	4,000,000	4,531,629
4.875% 6/1/22	1,484,000	1,581,319
Aon Corp.:
2.2% 11/15/22	1,504,000	1,538,829
5% 9/30/20	2,178,000	2,219,271
Aon PLC 2.8% 3/15/21	7,000,000	7,087,726
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,614,125
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,445,172
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	4,993,000	5,110,161
3.3% 3/14/23	1,731,000	1,814,380
3.875% 3/15/24	4,123,000	4,482,933
MassMutual Global Funding II 2.5% 4/13/22 (a)	5,440,000	5,556,557
Metropolitan Life Global Funding I:
1.95% 1/13/23 (a)	5,000,000	5,070,711
2.65% 4/8/22 (a)	5,000,000	5,123,032
Pricoa Global Funding I:
2.4% 9/23/24 (a)	6,476,000	6,688,408
2.45% 9/21/22 (a)	4,109,000	4,217,070
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,526,395
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,759,822
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,745,500
		102,349,824

TOTAL FINANCIALS		824,602,331

HEALTH CARE - 5.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	6,780,000	6,893,175
2.5% 5/14/20	5,952,000	5,956,555
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,638,346
		14,488,076
Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	4,225,954
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.8355% 12/29/20 (b)(c)	4,856,000	4,859,016
2.894% 6/6/22	3,544,000	3,638,804
Boston Scientific Corp. 3.45% 3/1/24	1,869,000	1,991,459
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.6525% 3/19/21 (b)(c)	3,916,000	3,916,763
		18,631,996
Health Care Providers & Services - 2.1%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,840,416
Centene Corp. 4.75% 1/15/25 (a)	2,090,000	2,142,982
Cigna Corp.:
3.4% 9/17/21	6,363,000	6,527,987
3.75% 7/15/23	7,076,000	7,533,005
4.75% 11/15/21 (a)	2,190,000	2,301,120
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,500,343
3.35% 3/9/21	6,325,000	6,428,025
3.7% 3/9/23	16,542,000	17,483,002
Express Scripts Holding Co. 2.6% 11/30/20	1,233,000	1,243,410
Humana, Inc. 2.5% 12/15/20	3,630,000	3,653,260
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	3,013,836
2.7% 7/15/20	1,361,000	1,365,916
3.35% 7/15/22	3,000,000	3,137,072
		60,170,374
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	6,566,000	7,007,370
3% 4/15/23	5,000,000	5,217,974
		12,225,344
Pharmaceuticals - 2.2%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,441,203
3.45% 3/15/22	5,000,000	5,179,490
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	7,000,000	7,159,335
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	4,893,000	5,019,639
2.875% 8/15/20 (a)	3,000,000	3,017,575
2.9% 7/26/24 (a)	6,000,000	6,322,110
3.2% 6/15/26 (a)	5,000,000	5,457,770
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	3,082,000	3,231,430
5.022% 8/28/23 (b)	552,000	591,240
Mylan NV 3.15% 6/15/21	2,306,000	2,342,728
Perrigo Finance PLC:
3.5% 3/15/21	1,920,000	1,950,720
3.5% 12/15/21	1,375,000	1,408,088
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	7,000,000	7,090,020
Zoetis, Inc. 3.45% 11/13/20	4,625,000	4,681,692
		64,893,040

TOTAL HEALTH CARE		170,408,830

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,652,024
Airlines - 0.8%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,438,797	5,645,956
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,500,756
2.9% 10/28/24	5,500,000	5,541,860
3.4% 4/19/21	3,790,000	3,859,620
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,104,000	4,210,704
		24,758,896
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	3,940,000	4,008,553
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	5,082,000	5,364,143
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,979,321
3% 12/15/20	5,100,000	5,144,703
3.65% 9/15/23	3,078,000	3,295,088
		12,419,112
Machinery - 0.7%
Fortive Corp. 2.35% 6/15/21	1,547,000	1,563,003
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 2.0688% 4/5/23 (a)(b)(c)	4,000,000	3,997,940
2.056% 4/5/25 (a)	7,000,000	7,112,524
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,394,073
		19,067,540
Road & Rail - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,180,000	7,172,672
3.625% 5/1/22 (a)	719,000	736,012
3.95% 7/1/24 (a)	955,000	993,500
		8,902,184
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,135,713
2.625% 7/1/22	5,000,000	5,062,542
3.375% 6/1/21	8,097,000	8,267,526
3.75% 2/1/22	1,228,000	1,264,158
4.25% 2/1/24	2,597,000	2,799,475
4.75% 3/1/20	605,000	605,000
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,766,938
		25,901,352

TOTAL INDUSTRIALS		106,073,804

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.7%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	5,002,039
3.2% 4/1/24	896,000	951,655
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,200,000	9,476,518
5.45% 6/15/23 (a)	5,591,000	6,153,648
		21,583,860
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	7,000,000	7,215,332
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,277,134
4.25% 6/9/23	5,000,000	5,373,481
		13,865,947
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,753,062
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	6,423,591
		10,176,653
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	5,043,394

TOTAL INFORMATION TECHNOLOGY		50,669,854

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,245,902
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,278,700
		10,524,602
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,201,393
ERP Operating LP 3.375% 6/1/25	3,000,000	3,251,448
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	5,038,609
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	672,906
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,900,346
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	6,345,872
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,060,243
2.75% 6/1/23	4,610,000	4,771,949
SITE Centers Corp.:
4.25% 2/1/26	1,865,000	2,044,448
4.625% 7/15/22	2,440,000	2,598,558
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,858,881
3% 1/15/30	4,013,000	4,173,260
3.125% 6/15/23	591,000	618,948
3.5% 4/15/24	2,140,000	2,288,408
Welltower, Inc.:
3.625% 3/15/24	4,035,000	4,344,059
3.95% 9/1/23	1,993,000	2,141,653
		52,310,981
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,540,044
4.1% 10/1/24	372,000	406,063
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	2,097,063
3.625% 10/1/22	1,040,000	1,087,016
3.95% 7/1/22	2,280,000	2,391,718
Mack-Cali Realty LP 4.5% 4/18/22	185,000	190,648
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,090,000
		11,802,552

TOTAL REAL ESTATE		64,113,533

UTILITIES - 4.2%
Electric Utilities - 2.2%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,514,797
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	3,090,864
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,361,462
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	49,121
Edison International 2.95% 3/15/23	730,000	747,697
Eversource Energy:
2.5% 3/15/21	4,386,000	4,419,845
2.75% 3/15/22	3,489,000	3,578,546
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,484,892
3.497% 6/1/22 (b)	10,287,000	10,675,774
FirstEnergy Corp.:
2.05% 3/1/25	3,271,000	3,316,556
4.25% 3/15/23	600,000	642,154
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,587,940
3.7% 9/1/24	1,115,000	1,174,507
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,613,145
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,050,067
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.5966% 3/27/20 (b)(c)	1,434,000	1,434,694
Southern Co. 2.35% 7/1/21	5,250,000	5,286,300
TECO Finance, Inc. 5.15% 3/15/20	252,000	252,249
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,333,856
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,059,188
		64,673,654
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,192,023
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	556,573
Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,456,296
2.8% 1/15/23	5,944,000	6,169,057
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,259,194
Consolidated Edison, Inc. 2% 5/15/21	1,538,000	1,550,138
Dominion Energy, Inc.:
2% 8/15/21	1,458,000	1,472,286
2.715% 8/15/21	3,913,000	3,975,498
DTE Energy Co. 2.25% 11/1/22	5,500,000	5,591,861
NiSource Finance Corp. 3.85% 2/15/23	700,000	736,670
NiSource, Inc.:
2.65% 11/17/22	4,959,000	5,075,857
2.95% 9/1/29	3,000,000	3,144,466
3.65% 6/15/23	6,657,000	7,030,925
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,801,409
2.65% 11/15/22	3,830,000	3,936,225
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,028,422
Sempra Energy:
2.4% 3/15/20	1,890,000	1,890,000
2.85% 11/15/20	1,392,000	1,404,010
2.9% 2/1/23	1,017,000	1,058,129
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	454,000	436,261
3.375% 6/15/21	5,540,000	5,666,369
		58,683,073

TOTAL UTILITIES		125,105,323

TOTAL NONCONVERTIBLE BONDS
(Cost $1,761,134,240)		1,811,494,075

U.S. Treasury Obligations - 9.2%
U.S. Treasury Notes:
1.125% 2/28/27	$1,355,000	$1,362,093
1.5% 1/31/27	34,952,000	36,008,752
1.625% 9/30/26	27,581,000	28,621,752
1.75% 11/15/29	20,000,000	21,117,188
2.125% 7/31/24	15,000,000	15,780,469
2.25% 12/31/24	21,838,000	23,194,345
2.375% 8/15/24	25,000,000	26,582,031
2.625% 2/15/29 (d)	24,000,000	27,081,563
2.75% 6/30/25	46,406,000	50,725,746
2.875% 11/30/25	38,171,000	42,198,339
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $259,102,600)		272,672,278

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.7%
3% 12/1/31	3,442,866	3,571,558
3.5% 9/1/29 to 10/1/29	1,245,646	1,317,913
4.5% to 4.5% 3/1/35 to 9/1/49	15,023,749	16,342,470
6.5% 7/1/32 to 8/1/36	212,794	246,847
7% 8/1/28 to 6/1/33	158,833	184,706
7.5% to 7.5% 6/1/26 to 2/1/28	40,422	45,965
8.5% 5/1/21 to 9/1/25	1,884	2,070

TOTAL FANNIE MAE		21,711,529

Freddie Mac - 0.0%
8.5% 12/1/26 to 8/1/27	16,168	18,256
Ginnie Mae - 0.2%
7% to 7% 7/15/28 to 11/15/28	29,270	33,122
7.5% 2/15/28 to 10/15/28	2,661	3,059
8% 6/15/24	22	25
8.5% 10/15/21	5,401	5,539
4.5% 6/20/48	4,797,324	5,086,398

TOTAL GINNIE MAE		5,128,143

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $26,485,809)		26,857,928

Asset-Backed Securities - 8.3%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,925,387	$2,950,591
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,561,218
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,202,855
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	2,227,505	2,234,710
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	4,308,000	4,329,770
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,384,000	1,383,972
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,330,000	2,359,389
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.7518% 2/25/35 (b)(c)	200,806	200,465
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (a)	3,299,768	3,317,003
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,586,302
CarMax Auto Owner Trust Series 2019-1 Class A3, 3.05% 3/15/24	3,892,000	4,000,426
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	1,310,072	1,312,854
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,731,065	1,757,567
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,380,048	2,440,392
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	3,654,429	3,739,535
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,120,615	2,141,620
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	7,000,000	7,025,186
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	1,284,739	1,294,194
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	2,887,554	2,918,277
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	6,103,641	6,155,897
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	956,843	964,760
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	4,896,592	4,932,828
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	330,950	331,148
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,502,552
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,970,000	2,004,116
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	5,380,000	5,400,138
Class A3, 1.91% 10/22/24 (a)	2,190,000	2,218,066
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,591,785	3,632,105
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	5,380,000	5,407,755
Class A3, 2.08% 2/21/23 (a)	2,099,000	2,125,261
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	5,054,033	5,071,936
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	123,924	123,991
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	3,143,920	3,198,107
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	7,000,000	7,055,793
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,202,112
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,992,429
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	5,150,608
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,556,398
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,542,762
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,267,455	1,297,681
HPEFS Equipment Trust Series 2020-1A Class A2, 1.73% 2/20/30 (a)	5,362,000	5,377,430
Hyundai Auto Lease Securitization Trust Series 2020-A Class A3, 1.95% 7/17/23 (a)	3,523,000	3,563,714
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	4,023,313
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	5,082,924
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,311,000	2,332,659
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,464,944	1,475,085
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,124,000	1,129,077
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	3,073,000	3,103,051
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,227,347	1,294,014
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,116,000	4,181,935
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1368% 9/25/35 (b)(c)	54,655	54,660
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8718% 1/25/36 (b)(c)	126,217	126,826
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	379,059	379,810
Series 2019-4A Class A, 2.48% 2/17/26 (a)	715,885	719,423
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	4,521,996	4,627,980
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	869,529	869,873
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	2,784,000	2,783,957
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,797,000	2,932,290
3.168% 4/9/47 (a)	7,000,000	7,173,820
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,067,665	4,105,975
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4868% 9/25/34 (b)(c)	2,132	2,092
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	7,000,000	7,068,119
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,274,776	2,402,966
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	304,000	220,400
Upgrade Receivables Trust:
Series 2019-1A Class A, 3.48% 3/15/25 (a)	349,039	350,241
Series 2019-2A Class A, 2.77% 10/15/25 (a)	1,782,312	1,790,910
Verizon Owner Trust:
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	3,339,576	3,345,253
Series 2020-A:
Class A1A, 1.85% 7/22/24	6,472,000	6,560,607
Class B, 1.98% 7/22/24	6,524,000	6,634,351
Class C, 2.06% 7/22/24	2,547,000	2,590,116
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,587,000	2,648,046
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	3,127,000	3,167,082
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	2,362,450	2,379,462
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,614,000	2,667,432
TOTAL ASSET-BACKED SECURITIES
(Cost $240,383,978)		243,787,662

Collateralized Mortgage Obligations - 3.3%
Private Sponsor - 1.1%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,332,841	1,384,387
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (a)(b)(c)	1,669,921	1,669,098
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	2,225,955	2,224,677
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(c)	1,388,260	1,389,734
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	5,532,000	5,625,032
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.8309% 2/25/37 (b)(c)	1,712	1,742
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	1,278,468	1,274,986
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,155,859	3,281,203
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	8,379,000	8,379,310
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	1,138,000	1,139,651
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	1,367,071	1,399,111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	1,037	1,017
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	5,293,300	5,297,773

TOTAL PRIVATE SPONSOR		33,067,721

U.S. Government Agency - 2.2%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	3,486,972	3,624,698
Series 2019-33 Class N, 3% 3/25/48	15,026,923	15,521,000
Series 2015-28 Class JE, 3% 5/25/45	2,477,085	2,613,914
Series 2018-3 Class LP, 3% 2/25/47	13,842,382	14,535,087
Series 2019-59 Class AB, 2.5% 10/25/39	5,516,309	5,631,287
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	5,787,267	6,062,385
sequential payer Series 4873 Class CA, 4% 7/15/47	8,347,871	8,966,677
Series 3949 Class MK, 4.5% 10/15/34	99,497	107,541
Series 4472 Class WL, 3% 5/15/45	1,146,964	1,212,528
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	5,355,016	5,714,641
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	967,830	969,079

TOTAL U.S. GOVERNMENT AGENCY		64,958,837

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $96,029,712)		98,026,558

Commercial Mortgage Securities - 9.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8238% 2/14/43 (b)(f)	111	0
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,767,000	1,870,282
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,065,249	4,084,142
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,927,923
Series 2019-B14 Class XA, 0.7912% 12/15/62 (b)(f)	24,918,444	1,417,765
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 2.4585% 12/15/29 (a)(b)(c)	3,057,000	3,058,413
BX Trust floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (a)(b)(c)	6,351,503	6,379,916
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (a)(b)(c)	1,313,000	1,312,176
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.4485% 7/15/32 (a)(b)(c)	4,733,068	4,733,064
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,315,191
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (a)(b)(c)	4,662,000	4,659,815
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (a)	2,720,000	2,845,604
Class A4, 3.024% 9/10/45	2,262,275	2,332,479
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,484,243	1,547,616
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,680,285
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,463,264
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,315,765
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,615,160	5,760,609
Series 2013-CR7:
Class A4, 3.213% 3/10/46	2,666,224	2,790,843
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,403,433
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	2,091,391
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,660,175
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,347,645
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,352,251	3,395,106
Series 2015-CR22 Class A2, 2.856% 3/10/48	280,416	280,297
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (a)(b)(c)	5,000,000	4,999,995
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,757,505
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,549,064
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,143,000	3,462,029
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	9,090,043
Class A3, 3.482% 1/10/45	2,955,837	3,027,176
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,142,000	4,331,847
Class A4, 3.377% 5/10/45	1,997,199	2,035,890
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,664,301	4,792,793
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,658,214	1,703,039
Class A5, 2.943% 2/10/46	5,531,000	5,728,910
Series 2014-GC18 Class AAB, 3.648% 1/10/47	554,302	575,373
Series 2014-GC20 Class AAB, 3.655% 4/10/47	701,455	730,819
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,181,952	3,309,256
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,177,966	2,260,077
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,834,575
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,799,000	7,050,116
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,022,000	4,166,311
Series 2013-GC13 Class A/S, 4.0832% 7/10/46 (a)(b)	9,739,000	10,523,367
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,089,774
Series 2015-GC32 Class A2, 3.062% 7/10/48	1,172,277	1,175,290
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,989,718
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,720,121	1,793,563
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	696,814	728,705
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,272,000	2,477,832
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,275,574
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,025,577	3,083,559
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,196,079
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,748,466
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 9/15/29 (a)(b)(c)	2,478,000	2,478,767
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,440,750	2,514,535
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,128,685	2,167,982
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,758,068	4,967,857
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	9,396,284
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,934,338
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,150,005	4,265,911
Series 2013-C11 Class A4, 4.1533% 8/15/46 (b)	1,443,000	1,564,742
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,328,577	3,464,928
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,211,305
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,208,202	5,241,160
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	4,041,921
Series 2011-C3 Class AJ, 5.2445% 7/15/49 (a)(b)	2,820,000	2,937,491
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	248,719	251,424
Class B, 4.181% 11/15/34 (a)	876,350	892,735
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.4479% 4/10/46 (a)(b)(c)	3,595,359	3,633,352
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,811,843
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,121,574
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,105,866	4,233,243
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,046,977	3,176,652
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,171,854
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,094,759	3,188,286
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,176,636
Series 2013-C12 Class ASB, 2.838% 3/15/48	309,491	315,203
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,577,805
Series 2013-C16 Class ASB, 3.963% 9/15/46	810,126	843,692
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,064,624	5,279,753
Series 2013-C11 Class ASB, 2.63% 3/15/45	791,709	803,912
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,529,483
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $273,160,183)		276,354,612

Municipal Securities - 0.5%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,665,752
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	2,308,364	2,442,133
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,388,957
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,313,744
TOTAL MUNICIPAL SECURITIES
(Cost $14,230,632)		14,810,586

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,506,437)	$3,525,000	$3,618,413

Bank Notes - 3.3%
BBVA U.S.A.:
2.875% 6/29/22	$8,287,000	$8,532,017
3.5% 6/11/21	3,000,000	3,075,321
CIT Bank NA 2.969% 9/27/25 (b)	6,655,000	6,721,550
Citibank NA:
2.844% 5/20/22 (b)	5,000,000	5,070,771
3.65% 1/23/24	5,000,000	5,377,214
Discover Bank:
3.1% 6/4/20	3,590,000	3,597,626
3.2% 8/9/21	2,000,000	2,042,682
3.35% 2/6/23	7,557,000	7,925,199
Fifth Third Bank, Cincinnati 2.875% 10/1/21	2,000,000	2,046,874
First Republic Bank 1.912% 2/12/24 (b)	2,692,000	2,728,530
KeyBank NA 3.3% 2/1/22	1,378,000	1,425,624
PNC Bank NA:
2.15% 4/29/21	5,000,000	5,044,453
2.45% 11/5/20	5,000,000	5,032,017
RBS Citizens NA:
2.25% 10/30/20	5,000,000	5,012,000
2.55% 5/13/21	6,501,000	6,587,651
2.65% 5/26/22	3,000,000	3,080,973
Regions Bank 2.75% 4/1/21	5,000,000	5,058,543
SunTrust Banks, Inc.:
2.8% 5/17/22	5,000,000	5,133,155
3.502% 8/2/22 (b)	3,790,000	3,892,770
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,122,654
Wells Fargo Bank NA 2.897% 5/27/22 (b)	5,000,000	5,082,445
TOTAL BANK NOTES
(Cost $95,471,053)		97,590,069

Commercial Paper - 0.5%
CommonSpirit Health:
2% 3/25/20	4,000,000	3,995,548
2% 5/6/20	11,000,000	10,968,855
TOTAL COMMERCIAL PAPER
(Cost $14,954,334)		14,964,403
	Shares	Value

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (g)
(Cost $76,428)	764	76,431

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.60% (h)
(Cost $79,320,904)	79,305,043	79,320,904
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,863,856,310)		2,939,573,919
NET OTHER ASSETS (LIABILITIES) - 0.4%		11,862,678
NET ASSETS - 100%		$2,951,436,597

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	72	June 2020	$15,719,625	$146,672	$146,672
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,113	June 2020	136,620,750	2,762,877	2,762,877
TOTAL FUTURES CONTRACTS					$2,909,549

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,863,982 or 21.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $888,153.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$480,698
Fidelity Specialized High Income Central Fund	525,395
Total	$1,006,093

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$20,623,877	$789,921	$21,136,346	$(413,320)	$212,299	$76,431	0.0%
Total	$20,623,877	$789,921	$21,136,346	$(413,320)	$212,299	$76,431

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,811,494,075	$--	$1,811,494,075	$--
U.S. Government and Government Agency Obligations	272,672,278	--	272,672,278	--
U.S. Government Agency - Mortgage Securities	26,857,928	--	26,857,928	--
Asset-Backed Securities	243,787,662	--	243,787,662	--
Collateralized Mortgage Obligations	98,026,558	--	98,026,558	--
Commercial Mortgage Securities	276,354,612	--	276,354,612	--
Municipal Securities	14,810,586	--	14,810,586	--
Foreign Government and Government Agency Obligations	3,618,413	--	3,618,413	--
Bank Notes	97,590,069	--	97,590,069	--
Commercial Paper	14,964,403	--	14,964,403	--
Fixed-Income Funds	76,431	76,431	--	--
Money Market Funds	79,320,904	79,320,904	--	--
Total Investments in Securities:	$2,939,573,919	$79,397,335	$2,860,176,584	$--
Derivative Instruments:
Assets
Futures Contracts	$2,909,549	$2,909,549	$--	$--
Total Assets	$2,909,549	$2,909,549	$--	$--
Total Derivative Instruments:	$2,909,549	$2,909,549	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$2,909,549	$0
Total Interest Rate Risk	2,909,549	0
Total Value of Derivatives	$2,909,549	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	4.2%
Canada	1.6%
Japan	1.6%
Ireland	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,784,458,978)	$2,860,176,584
Fidelity Central Funds (cost $79,397,332)	79,397,335
Total Investment in Securities (cost $2,863,856,310)		$2,939,573,919
Receivable for investments sold		1,483,345
Receivable for fund shares sold		27,500,827
Interest receivable		16,541,384
Distributions receivable from Fidelity Central Funds		78,026
Receivable for daily variation margin on futures contracts		1,117,075
Receivable from investment adviser for expense reductions		3,824
Other receivables		843
Total assets		2,986,299,243
Liabilities
Payable for investments purchased	$23,441,936
Payable for fund shares redeemed	9,563,708
Distributions payable	602,172
Accrued management fee	722,214
Distribution and service plan fees payable	133,748
Other affiliated payables	398,868
Total liabilities		34,862,646
Net Assets		$2,951,436,597
Net Assets consist of:
Paid in capital		$2,877,860,781
Total accumulated earnings (loss)		73,575,816
Net Assets		$2,951,436,597
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($298,503,237 ÷ 25,278,800 shares)(a)		$11.81
Maximum offering price per share (100/97.25 of $11.81)		$12.14
Class M:
Net Asset Value and redemption price per share ($167,178,424 ÷ 14,149,331 shares)(a)		$11.82
Maximum offering price per share (100/97.25 of $11.82)		$12.15
Class C:
Net Asset Value and offering price per share ($47,735,080 ÷ 4,051,695 shares)(a)		$11.78
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,772,003,671 ÷ 149,682,242 shares)		$11.84
Class I:
Net Asset Value, offering price and redemption price per share ($584,716,978 ÷ 49,381,575 shares)		$11.84
Class Z:
Net Asset Value, offering price and redemption price per share ($81,299,207 ÷ 6,867,499 shares)		$11.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$39,043,872
Income from Fidelity Central Funds		741,480
Total income		39,785,352
Expenses
Management fee	$4,151,274
Transfer agent fees	1,634,738
Distribution and service plan fees	794,545
Fund wide operations fee	659,395
Independent trustees' fees and expenses	4,416
Commitment fees	3,181
Total expenses before reductions	7,247,549
Expense reductions	(21,504)
Total expenses after reductions		7,226,045
Net investment income (loss)		32,559,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,083,334
Fidelity Central Funds	(413,320)
Futures contracts	(492,989)
Capital gain distributions from Fidelity Central Funds	264,613
Total net realized gain (loss)		2,441,638
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	27,844,741
Fidelity Central Funds	212,299
Futures contracts	2,717,891
Total change in net unrealized appreciation (depreciation)		30,774,931
Net gain (loss)		33,216,569
Net increase (decrease) in net assets resulting from operations		$65,775,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,559,307	$58,751,961
Net realized gain (loss)	2,441,638	(527,988)
Change in net unrealized appreciation (depreciation)	30,774,931	85,505,698
Net increase (decrease) in net assets resulting from operations	65,775,876	143,729,671
Distributions to shareholders	(32,071,302)	(57,943,883)
Share transactions - net increase (decrease)	273,106,476	234,957,881
Total increase (decrease) in net assets	306,811,050	320,743,669
Net Assets
Beginning of period	2,644,625,547	2,323,881,878
End of period	$2,951,436,597	$2,644,625,547

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$11.28	$11.54	$11.56	$11.42	$11.52
Income from Investment Operations
Net investment income (loss)A	.125	.252	.206	.165	.179	.170
Net realized and unrealized gain (loss)	.138	.386	(.264)	(.030)	.132	(.111)
Total from investment operations	.263	.638	(.058)	.135	.311	.059
Distributions from net investment income	(.123)	(.248)	(.202)	(.155)	(.171)	(.159)
Total distributions	(.123)	(.248)	(.202)	(.155)	(.171)	(.159)
Net asset value, end of period	$11.81	$11.67	$11.28	$11.54	$11.56	$11.42
Total ReturnB,C,D	2.27%	5.73%	(.50)%	1.18%	2.75%	.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%G	.75%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%G	.75%	.76%	.76%	.76%	.76%
Net investment income (loss)	2.15%G	2.21%	1.81%	1.43%	1.56%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$298,503	$277,002	$247,562	$289,758	$362,481	$304,040
Portfolio turnover rateH	34%G	29%	37%	39%	50%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.28	$11.54	$11.57	$11.42	$11.53
Income from Investment Operations
Net investment income (loss)A	.125	.251	.205	.164	.178	.170
Net realized and unrealized gain (loss)	.138	.396	(.264)	(.040)	.142	(.121)
Total from investment operations	.263	.647	(.059)	.124	.320	.049
Distributions from net investment income	(.123)	(.247)	(.201)	(.154)	(.170)	(.159)
Total distributions	(.123)	(.247)	(.201)	(.154)	(.170)	(.159)
Net asset value, end of period	$11.82	$11.68	$11.28	$11.54	$11.57	$11.42
Total ReturnB,C,D	2.26%	5.81%	(.51)%	1.09%	2.83%	.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.76%	.76%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.76%	.76%
Net investment income (loss)	2.15%G	2.21%	1.80%	1.42%	1.56%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$167,178	$167,670	$158,027	$174,571	$191,505	$193,612
Portfolio turnover rateH	34%G	29%	37%	39%	50%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$11.25	$11.51	$11.54	$11.39	$11.50
Income from Investment Operations
Net investment income (loss)A	.078	.162	.117	.075	.090	.081
Net realized and unrealized gain (loss)	.128	.396	(.264)	(.039)	.142	(.121)
Total from investment operations	.206	.558	(.147)	.036	.232	(.040)
Distributions from net investment income	(.076)	(.158)	(.113)	(.066)	(.082)	(.070)
Total distributions	(.076)	(.158)	(.113)	(.066)	(.082)	(.070)
Net asset value, end of period	$11.78	$11.65	$11.25	$11.51	$11.54	$11.39
Total ReturnB,C,D	1.78%	5.01%	(1.28)%	.32%	2.05%	(.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%G	1.54%	1.53%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.53%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.56%G	1.54%	1.53%	1.53%	1.53%	1.54%
Net investment income (loss)	1.35%G	1.42%	1.03%	.66%	.79%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$47,735	$47,710	$63,105	$79,249	$97,987	$81,929
Portfolio turnover rateH	34%G	29%	37%	39%	50%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.31	$11.56	$11.59	$11.45	$11.55
Income from Investment Operations
Net investment income (loss)A	.143	.287	.241	.200	.214	.205
Net realized and unrealized gain (loss)	.138	.386	(.254)	(.039)	.133	(.110)
Total from investment operations	.281	.673	(.013)	.161	.347	.095
Distributions from net investment income	(.141)	(.283)	(.237)	(.191)	(.207)	(.195)
Total distributions	(.141)	(.283)	(.237)	(.191)	(.207)	(.195)
Net asset value, end of period	$11.84	$11.70	$11.31	$11.56	$11.59	$11.45
Total ReturnB,C	2.42%	6.04%	(.10)%	1.40%	3.06%	.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.46%F	2.52%	2.11%	1.74%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,772,004	$1,563,504	$1,333,186	$1,643,205	$1,315,947	$758,240
Portfolio turnover rateG	34%F	29%	37%	39%	50%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.31	$11.57	$11.60	$11.45	$11.55
Income from Investment Operations
Net investment income (loss)A	.140	.282	.236	.194	.209	.200
Net realized and unrealized gain (loss)	.138	.386	(.264)	(.039)	.142	(.111)
Total from investment operations	.278	.668	(.028)	.155	.351	.089
Distributions from net investment income	(.138)	(.278)	(.232)	(.185)	(.201)	(.189)
Total distributions	(.138)	(.278)	(.232)	(.185)	(.201)	(.189)
Net asset value, end of period	$11.84	$11.70	$11.31	$11.57	$11.60	$11.45
Total ReturnB,C	2.39%	5.99%	(.24)%	1.36%	3.10%	.78%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.41%F	2.47%	2.07%	1.69%	1.82%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$584,717	$524,068	$522,002	$605,310	$537,585	$391,808
Portfolio turnover rateG	34%F	29%	37%	39%	50%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class Z

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.28
Income from Investment Operations
Net investment income (loss)B	.148	.273
Net realized and unrealized gain (loss)	.138	.415
Total from investment operations	.286	.688
Distributions from net investment income	(.146)	(.268)
Total distributions	(.146)	(.268)
Net asset value, end of period	$11.84	$11.70
Total ReturnC,D	2.47%	6.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	2.55%G	2.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$81,299	$64,672
Portfolio turnover rateH	34%G	29%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$81,995,844
Gross unrealized depreciation	(1,439,791)
Net unrealized appreciation (depreciation)	$80,556,053
Tax cost	$2,861,927,415

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,113,372)
Long-term	(8,072,852)
Total capital loss carryforward	$(10,186,224)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	492,803,139	408,564,210

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$354,390	$43,508
Class M	-%	.25%	204,703	4,572
Class C	.75%	.25%	235,452	25,510
			$794,545	$73,590

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17,820
Class M	2,668
Class C(a)	791
$21,279

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$216,064.15
Class M	129,656.16
Class C	46,473.20
Fidelity Limited Term Bond Fund	817,957.10
Class I	406,777.15
Class Z	17,811.05
	$1,634,738

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Limited Term Bond Fund	$3,181

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2020. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	15,068

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,083. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$353

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Distributions to shareholders
Class A	$2,983,836	$5,493,290
Class M	1,720,014	3,417,505
Class C	309,064	779,480
Fidelity Limited Term Bond Fund	19,682,589	35,472,440
Class I	6,486,931	12,078,852
Class Z	888,868	702,316
Total	$32,071,302	$57,943,883

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2020	Year ended August 31, 2019(a)	Six months ended February 29, 2020	Year ended August 31, 2019(a)
Class A
Shares sold	7,035,713	11,552,219	$82,162,031	$131,626,867
Reinvestment of distributions	244,083	461,264	2,852,970	5,262,323
Shares redeemed	(5,732,491)	(10,234,910)	(66,886,670)	(116,325,689)
Net increase (decrease)	1,547,305	1,778,573	$18,128,331	$20,563,501
Class M
Shares sold	3,164,928	4,603,849	$36,988,910	$52,510,642
Reinvestment of distributions	136,314	275,609	1,594,072	3,145,065
Shares redeemed	(3,508,282)	(4,527,943)	(40,957,063)	(51,444,440)
Net increase (decrease)	(207,040)	351,515	$(2,374,081)	$4,211,267
Class C
Shares sold	535,309	1,725,826	$6,242,369	$19,548,701
Reinvestment of distributions	25,072	64,979	292,292	738,206
Shares redeemed	(605,484)	(3,302,559)	(7,047,874)	(37,528,421)
Net increase (decrease)	(45,103)	(1,511,754)	$(513,213)	$(17,241,514)
Fidelity Limited Term Bond Fund
Shares sold	35,360,057	57,322,900	$413,716,302	$653,150,832
Reinvestment of distributions	1,478,085	2,729,640	17,319,447	31,220,482
Shares redeemed	(20,766,295)	(44,361,231)	(242,776,141)	(505,249,691)
Net increase (decrease)	16,071,847	15,691,309	$188,259,608	$179,121,623
Class I
Shares sold	11,599,391	19,780,026	$135,740,805	$225,899,082
Reinvestment of distributions	494,130	902,980	5,790,810	10,326,420
Shares redeemed	(7,487,559)	(22,069,110)	(87,603,961)	(251,108,750)
Net increase (decrease)	4,605,962	(1,386,104)	$53,927,654	$(14,883,248)
Class Z
Shares sold	2,299,346	6,563,652	$26,892,392	$75,033,825
Reinvestment of distributions	53,187	43,995	623,294	507,096
Shares redeemed	(1,011,678)	(1,081,003)	(11,837,509)	(12,354,669)
Net increase (decrease)	1,340,855	5,526,644	$15,678,177	$63,186,252

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Class A	.76%
Actual		$1,000.00	$1,022.70	$3.82
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class M	.76%
Actual		$1,000.00	$1,022.60	$3.82
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class C	1.56%
Actual		$1,000.00	$1,017.80	$7.83
Hypothetical-C		$1,000.00	$1,017.11	$7.82
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,024.20	$2.26
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class I	.50%
Actual		$1,000.00	$1,023.90	$2.52
Hypothetical-C		$1,000.00	$1,022.38	$2.51
Class Z	.36%
Actual		$1,000.00	$1,024.70	$1.81
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in November 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2018 and the total expense ratio of Class C ranked equal to the competitive median for 2018.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.36% through December 31, 2019.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LTB-SANN-0420
1.704556.122

Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 29, 2020
U.S. Government and U.S. Government Agency Obligations	110.1%
AAA	9.9%
AA	0.3%
A	0.1%
Not Rated	2.0%
Short-Term Investments and Net Other Assets*	(22.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**,***
U.S. Government and U.S. Government Agency Obligations	110.1%
Asset-Backed Securities	2.7%
CMOs and Other Mortgage Related Securities	9.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(22.4)%

 * Foreign investments - 1.9%

 ** Futures and Swaps - 16.3%

 *** Written options - (15.7)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 151.3%
	Principal Amount	Value
Fannie Mae - 34.9%
2.5% 5/1/31 to 10/1/37	2,286,014	2,365,105
3% 8/1/32 to 2/1/50	11,027,001	11,530,707
3.5% 7/1/34 to 12/1/49	15,746,134	16,766,046
4% 5/1/29 to 4/1/49	8,339,081	8,906,548
4.5% 12/1/48 to 9/1/49	7,444,661	8,052,632

TOTAL FANNIE MAE		47,621,038

Freddie Mac - 18.2%
2.5% 6/1/31 to 12/1/34	4,409,315	4,540,233
3% 12/1/32 to 1/1/50	3,280,568	3,410,920
3.5% 11/1/33 to 5/1/49	5,641,539	6,015,092
4% 5/1/38 to 9/1/48(a)(b)	8,789,293	9,369,899
4.5% 10/1/39 to 12/1/48	1,443,864	1,588,094

TOTAL FREDDIE MAC		24,924,238

Ginnie Mae - 73.3%
2.5% 8/20/47 to 1/20/50	1,894,759	1,945,888
2.5% 3/1/50 (c)	4,400,000	4,516,537
2.5% 4/1/50 (c)	2,250,000	2,307,483
3% 1/20/47 to 4/20/50 (c)	2,507,183	2,608,290
3% 3/1/50 (c)	2,000,000	2,066,467
3% 3/1/50 (c)	800,000	826,587
3% 3/1/50 (c)	900,000	929,910
3% 3/1/50 (c)	400,000	413,293
3% 3/1/50 (c)	2,200,000	2,273,113
3% 3/1/50 (c)	250,000	258,308
3% 3/1/50 (c)	2,600,000	2,686,407
3% 3/1/50 (c)	1,100,000	1,136,557
3% 3/1/50 (c)	600,000	619,940
3% 3/1/50 (c)	625,000	645,771
3% 3/1/50 (c)	4,500,000	4,649,550
3% 3/1/50 (c)	1,700,000	1,756,497
3% 4/1/50 (c)	2,400,000	2,477,229
3% 4/1/50 (c)	500,000	516,089
3% 4/1/50 (c)	1,600,000	1,651,486
3% 4/1/50 (c)	800,000	825,743
3% 4/1/50 (c)	2,200,000	2,270,793
3.5% 9/20/40 to 12/20/49	10,955,896	11,615,257
3.5% 3/1/50 (c)	200,000	207,200
3.5% 3/1/50 (c)	1,900,000	1,968,403
3.5% 3/1/50 (c)	3,900,000	4,040,407
3.5% 3/1/50 (c)	550,000	569,801
3.5% 3/1/50 (c)	250,000	259,000
3.5% 3/1/50 (c)	1,300,000	1,346,802
3.5% 3/1/50 (c)	1,000,000	1,036,002
3.5% 3/1/50 (c)	750,000	777,001
3.5% 3/1/50 (c)	1,400,000	1,450,403
3.5% 3/1/50 (c)	1,100,000	1,139,602
3.5% 3/1/50 (c)	2,150,000	2,227,404
3.5% 3/1/50 (c)	3,100,000	3,211,606
3.5% 3/1/50 (c)	600,000	621,601
3.5% 3/1/50 (c)	200,000	207,200
3.5% 4/1/50 (c)	800,000	828,114
3.5% 4/1/50 (c)	2,500,000	2,587,856
3.5% 4/1/50 (c)	2,000,000	2,070,285
3.5% 4/1/50 (c)	1,500,000	1,552,714
4% 10/20/40 to 5/20/49	19,198,307	20,304,685
4.5% 4/20/47 to 6/20/48	2,261,231	2,411,508
5% 4/20/48 to 6/20/48	2,159,154	2,332,366

TOTAL GINNIE MAE		100,147,155

Uniform Mortgage Backed Securities - 24.9%
2.5% 3/1/35 (c)	2,100,000	2,155,470
2.5% 3/1/35 (c)	1,800,000	1,847,545
2.5% 3/1/35 (c)	1,900,000	1,950,187
2.5% 3/1/35 (c)	350,000	359,245
2.5% 3/1/35 (c)	250,000	256,604
2.5% 3/1/35 (c)	300,000	307,924
2.5% 3/1/50 (c)	300,000	305,926
2.5% 3/1/50 (c)	1,000,000	1,019,755
2.5% 3/1/50 (c)	85,000	86,679
3% 3/1/50 (c)	950,000	978,300
3% 3/1/50 (c)	1,050,000	1,081,279
3% 3/1/50 (c)	750,000	772,342
3% 3/1/50 (c)	500,000	514,895
3% 3/1/50 (c)	450,000	463,405
3% 3/1/50 (c)	2,100,000	2,162,557
3% 3/1/50 (c)	400,000	411,916
3% 3/1/50 (c)	650,000	669,363
3% 3/1/50 (c)	450,000	463,405
3% 3/1/50 (c)	350,000	360,426
3% 3/1/50 (c)	900,000	926,810
3% 3/1/50 (c)	3,150,000	3,243,836
3% 3/1/50 (c)	200,000	205,958
3.5% 3/1/50 (c)	400,000	415,366
3.5% 3/1/50 (c)	700,000	726,891
3.5% 3/1/50 (c)	300,000	311,525
3.5% 3/1/50 (c)	700,000	726,891
3.5% 3/1/50 (c)	700,000	726,891
3.5% 3/1/50 (c)	2,300,000	2,388,357
3.5% 3/1/50 (c)	3,900,000	4,049,822
3.5% 3/1/50 (c)	250,000	259,604
3.5% 3/1/50 (c)	500,000	519,208
3.5% 3/1/50 (c)	500,000	519,208
3.5% 3/1/50 (c)	400,000	415,366
3.5% 3/1/50 (c)	1,100,000	1,142,258
3.5% 3/1/50 (c)	650,000	674,970
3.5% 3/1/50 (c)	500,000	519,208

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		33,939,392

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $203,506,772)		206,631,823

Asset-Backed Securities - 2.7%
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (d)	$27,000	$27,091
Class A3, 2.3% 9/15/23 (d)	117,000	118,019
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	137,708	139,926
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	41,671	42,083
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (d)	27,706	27,910
Series 2018-P3 Class A, 3.82% 1/15/26 (d)	37,086	37,481
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	549,837	554,545
Series 2019-P1 Class A, 2.94% 7/15/26 (d)	61,062	61,567
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (d)	181,228	182,521
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	107,686
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	50,000	57,401
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (d)(e)	200,000	201,874
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (d)	83,855	84,435
Series 2020-1A Class A, 2.24% 3/15/30 (d)	100,000	100,452
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	84,820	89,427
Nationstar HECM Loan Trust:
Series 2018-3A Class A 3.5545% 11/25/28 (d)	55,165	55,089
Series 2019-1A Class A, 2.6513% 6/25/29 (d)	225,065	225,880
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.2568% 9/25/23 (d)(e)(f)	100,000	100,192
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (d)	10,116	10,136
Series 2019-2A Class A, 3.2% 9/15/25 (d)	805,903	809,914
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (d)	223,000	228,227
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (d)	92,402	93,226
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (d)	55,000	55,298
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	79,402	83,195
Series 2019-1 Class A1, 3.75% 3/25/58 (d)	85,167	90,887
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (d)	17,234	17,269
Verizon Owner Trust Series 2017-1A Class A, 2.06% 9/20/21 (d)	11,790	11,797
TOTAL ASSET-BACKED SECURITIES
(Cost $3,562,417)		3,613,528

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 2.0%
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.1293% 8/25/60 (d)(e)(f)	118,016	117,957
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (d)(e)(f)	155,825	155,735
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (d)(e)(f)	164,000	164,174
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)	418,000	425,030
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (d)	82,164	81,940
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (d)	115,179	120,669
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (d)(e)(f)	1,425,000	1,425,053
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)	98,492	100,801
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (d)(e)(f)	172,000	172,145

TOTAL PRIVATE SPONSOR		2,763,504

U.S. Government Agency - 0.6%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	229,050	230,086
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	63,000	65,847
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	361,480	383,287
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	96,249	102,507

TOTAL U.S. GOVERNMENT AGENCY		781,727

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,511,642)		3,545,231

Commercial Mortgage Securities - 9.7%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	600,000	633,172
Class ANM, 3.112% 11/5/32 (d)	100,000	105,845
BANK sequential payer Series 2019-BN24 Class A3, 2.96% 11/15/62	200,000	217,554
Benchmark Mortgage Trust:
Series 2019-B12 Class XA, 1.0683% 8/15/52 (e)(h)	970,896	73,234
Series 2019-B14 Class XA, 0.7912% 12/15/62 (e)(h)	1,211,292	68,918
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.5345% 11/15/32 (d)(e)(f)	32,000	32,010
BX Trust:
floater Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 2.7461% 9/15/37 (d)(e)(f)	1,179,603	1,178,185
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.6585% 4/15/34 (d)(e)(f)	103,000	102,938
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.5785% 10/15/36 (d)(e)(f)	955,401	959,674
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 11/15/36 (d)(e)(f)	100,000	99,937
Class B, 1 month U.S. LIBOR + 1.250% 2.9085% 11/15/36 (d)(e)(f)	100,000	99,812
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.7785% 6/15/34 (d)(e)(f)	140,000	139,934
Citigroup Commercial Mortgage Trust sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	429,946
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.6385% 5/15/36 (d)(e)(f)	1,500,000	1,499,998
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	107,493
Freddie Mac:
sequential payer Series 2018-K082 Class A2, 3.92% 9/25/28	500,000	586,080
Series 2018-K081 Class A2, 3.9% 8/25/28	300,000	350,981
Series K086 Class A2, 3.859% 11/25/28	300,000	351,112
Series K090 Class A2, 3.422% 2/25/29	300,000	341,443
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	1,200,000	1,394,567
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1085% 9/15/31 (d)(e)(f)	1,725,000	1,720,652
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.7485% 10/15/31 (d)(e)(f)	1,200,000	1,200,920
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	100,000	103,693
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 3/15/34 (d)(e)(f)	32,000	31,920
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.6085% 12/15/36 (d)(e)(f)	1,000,000	998,900
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	179,000	188,560
Series 2019-MEAD Class B, 3.1771% 11/10/36 (d)	26,000	26,994
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (d)(e)	2,128	2,151
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.8085% 3/15/36 (d)(e)(f)	21,449	21,456
Class B, 1 month U.S. LIBOR + 1.550% 3.2085% 3/15/36 (d)(e)(f)	100,000	100,093
Class C, 1 month U.S. LIBOR + 2.100% 3.7585% 3/15/36 (d)(e)(f)	100,000	100,220
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,086,172)		13,268,392
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 1.60% (i)
(Cost $5,675,549)	5,674,414	5,675,549

Purchased Swaptions - 1.6%(j)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.67% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	1,900,000	$36,722
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	3,400,000	55,774
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	2,100,000	34,434
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	1,800,000	28,469
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.525% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	16,871
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	5,000,000	13,698
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	863
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	19,759
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	19,718
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,200,000	32,182
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	4,723
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	665
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	11,729

TOTAL PUT OPTIONS			275,607

Call Options - 1.4%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.67% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/7/25	1,900,000	74,703
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	3,400,000	144,532
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	2,100,000	89,584
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	1,800,000	78,776
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.525% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	6,000,000	580,778
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	5,000,000	488,860
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	500,000	56,014
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	25,509
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	25,561
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,200,000	102,323
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	208,289
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	400,000	45,190
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	21,681

TOTAL CALL OPTIONS			1,941,800

TOTAL PURCHASED SWAPTIONS
(Cost $1,541,658)			2,217,407
TOTAL INVESTMENT IN SECURITIES - 172.1%
(Cost $230,884,210)			234,951,930
NET OTHER ASSETS (LIABILITIES) - (72.1)%			(98,400,996)
NET ASSETS - 100%			$136,550,934

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(2,250,000)	$(2,309,593)
2.5% 3/1/50	(400,000)	(410,594)
3% 3/1/50	(500,000)	(516,617)
3% 3/1/50	(2,400,000)	(2,479,760)
3% 3/1/50	(350,000)	(361,632)
3% 3/1/50	(900,000)	(929,910)
3% 3/1/50	(1,600,000)	(1,653,173)
3% 3/1/50	(800,000)	(826,587)
3% 3/1/50	(2,200,000)	(2,273,113)
3% 3/1/50	(6,500,000)	(6,716,016)
3% 3/1/50	(600,000)	(619,940)
3% 3/1/50	(600,000)	(619,940)
3% 4/1/50	(500,000)	(516,089)
3% 4/1/50	(500,000)	(516,089)
3.5% 3/1/50	(700,000)	(725,201)
3.5% 3/1/50	(300,000)	(310,801)
3.5% 3/1/50	(700,000)	(725,201)
3.5% 3/1/50	(2,300,000)	(2,382,804)
3.5% 3/1/50	(800,000)	(828,801)
3.5% 3/1/50	(2,500,000)	(2,590,005)
3.5% 3/1/50	(2,000,000)	(2,072,004)
3.5% 3/1/50	(1,500,000)	(1,554,003)
3.5% 3/1/50	(4,200,000)	(4,351,208)
3.5% 3/1/50	(1,400,000)	(1,450,403)
3.5% 3/1/50	(1,000,000)	(1,036,002)

TOTAL GINNIE MAE		(38,775,486)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(400,000)	(410,566)
3% 3/1/50	(2,000,000)	(2,059,578)
3% 3/1/50	(800,000)	(823,831)
3% 3/1/50	(900,000)	(926,810)
3% 3/1/50	(1,000,000)	(1,029,789)
3% 3/1/50	(400,000)	(411,916)
3% 3/1/50	(200,000)	(205,958)
3% 3/1/50	(1,400,000)	(1,441,705)
3.5% 3/1/50	(200,000)	(207,683)
3.5% 3/1/50	(200,000)	(207,683)
3.5% 3/1/50	(400,000)	(415,366)
3.5% 3/1/50	(300,000)	(311,525)
3.5% 3/1/50	(700,000)	(726,891)
3.5% 3/1/50	(1,000,000)	(1,038,416)
3.5% 3/1/50	(1,300,000)	(1,349,941)
3.5% 3/1/50	(3,900,000)	(4,049,822)
3.5% 3/1/50	(250,000)	(259,604)
3.5% 3/1/50	(1,300,000)	(1,349,941)
3.5% 3/1/50	(3,300,000)	(3,426,773)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(20,653,798)

TOTAL TBA SALE COMMITMENTS
(Proceeds $59,158,211)		$(59,429,284)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.83% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	1,600,000	$(26,516)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	2,100,000	(32,065)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	2,100,000	(31,765)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	3,600,000	(36,995)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(18,990)

TOTAL PUT OPTIONS			(146,331)

Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.83% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/23/25	1,600,000	(70,732)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	2,100,000	(96,803)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	2,100,000	(97,472)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	3,600,000	(200,432)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(39,785)

TOTAL CALL OPTIONS			(505,224)

TOTAL WRITTEN SWAPTIONS			$(651,555)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $14,066,667.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	9	June 2020	$1,212,750	$(18,500)	$(18,500)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	54	June 2020	11,789,719	(81,183)	(81,183)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	48	June 2020	5,892,000	(116,124)	(116,122)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	June 2020	340,500	(13,223)	(13,223)
TOTAL FUTURES CONTRACTS					$(229,028)

The notional amount of futures sold as a percentage of Net Assets is 14.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $15,533,228.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$100,000	$809	$39	$848
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	890,000	7,202	(12)	7,190
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	2,428	61	2,489

TOTAL CREDIT DEFAULT SWAPS						$10,439	$88	$10,527

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$12,682,000	$178,456	$0	$178,456
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	1,110,000	(31,730)	0	(31,730)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2027	1,845,000	(83,716)	0	(83,716)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	5,960,000	(314,642)	0	(314,641)

TOTAL INTEREST RATE SWAPS							$(251,632)	$0	$(251,631)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $16,486,833.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $112,380.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $391,773.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,634,262 or 11.4% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $51,633,333.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,986
Total	$110,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$206,631,823	$--	$206,631,823	$--
Asset-Backed Securities	3,613,528	--	3,613,528	--
Collateralized Mortgage Obligations	3,545,231	--	3,545,231	--
Commercial Mortgage Securities	13,268,392	--	13,268,392	--
Money Market Funds	5,675,549	5,675,549	--	--
Purchased Swaptions	2,217,407	--	2,217,407	--
Total Investments in Securities:	$234,951,930	$5,675,549	$229,276,381	$--
Derivative Instruments:
Assets
Swaps	$188,895	$--	$188,895	$--
Total Assets	$188,895	$--	$188,895	$--
Liabilities
Futures Contracts	$(229,028)	$(229,028)	$--	$--
Swaps	(430,087)	--	(430,087)	--
Written Swaptions	(651,555)	--	(651,555)	--
Total Liabilities	$(1,310,670)	$(229,028)	$(1,081,642)	$--
Total Derivative Instruments:	$(1,121,775)	$(229,028)	$(892,747)	$--
Other Financial Instruments:
TBA Sale Commitments	$(59,429,284)	$--	$(59,429,284)	$--
Total Other Financial Instruments:	$(59,429,284)	$--	$(59,429,284)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$10,439	$--
Total Credit Risk	10,439	--
Interest Rate Risk
Futures Contracts(b)	--	(229,028)
Purchased Swaptions(c)	2,217,407	--
Swaps(d)	178,456	(430,087)
Written Swaptions(e)	--	(651,555)
Total Interest Rate Risk	2,395,863	(1,310,670)
Total Value of Derivatives	$2,406,302	$(1,310,670)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Citibank NA	$1,167,523	$--	$--	$--	$1,167,523
Bank of America NA	542,994	(592,780)	--	--	(49,786)
Goldman Sachs Bank Usa	483,919	--	--	--	483,919
Centrally Cleared OTC Swaps	178,456	(430,087)	--	251,631	--
JPMorgan Chase Bank	33,410	(58,775)	--	--	(25,365)
Citigroup Global Markets Ltd.	10,527	--	--	--	10,527
Exchange Traded Futures	--	(229,028)	--	112,380	(116,648)
Total	$2,416,829	$(1,310,670)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $225,208,661)	$229,276,381
Fidelity Central Funds (cost $5,675,549)	5,675,549
Total Investment in Securities (cost $230,884,210)		$234,951,930
Receivable for investments sold		5,658,950
Receivable for premium on written options		587,850
Receivable for TBA sale commitments		59,158,211
Receivable for fund shares sold		20,678
Interest receivable		374,949
Distributions receivable from Fidelity Central Funds		9,442
Bi-lateral OTC swaps, at value		10,439
Receivable from investment adviser for expense reductions		3,203
Total assets		300,775,652
Liabilities
Payable for investments purchased
Regular delivery	$3,551,966
Delayed delivery	92,776,400
TBA sale commitments, at value	59,429,284
Payable for fund shares redeemed	7,658,424
Payable for daily variation margin on futures contracts	114,146
Payable for daily variation margin on centrally cleared OTC swaps	32,291
Written options, at value (premium receivable $587,850)	651,555
Other payables and accrued expenses	10,652
Total liabilities		164,224,718
Net Assets		$136,550,934
Net Assets consist of:
Paid in capital		$132,963,832
Total accumulated earnings (loss)		3,587,102
Net Assets		$136,550,934
Net Asset Value, offering price and redemption price per share ($136,550,934 ÷ 13,040,988 shares)		$10.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$1,513,394
Income from Fidelity Central Funds		110,986
Total income		1,624,380
Expenses
Custodian fees and expenses	$12,235
Independent trustees' fees and expenses	198
Commitment fees	139
Total expenses before reductions	12,572
Expense reductions	(3,969)
Total expenses after reductions		8,603
Net investment income (loss)		1,615,777
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	745,783
Futures contracts	68,580
Swaps	148,136
Written options	7,883
Total net realized gain (loss)		970,382
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,572,556
Futures contracts	(220,893)
Swaps	(247,078)
Written options	4,677
Delayed delivery commitments	(239,972)
Total change in net unrealized appreciation (depreciation)		869,290
Net gain (loss)		1,839,672
Net increase (decrease) in net assets resulting from operations		$3,455,449

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,615,777	$1,413,881
Net realized gain (loss)	970,382	659,281
Change in net unrealized appreciation (depreciation)	869,290	2,396,605
Net increase (decrease) in net assets resulting from operations	3,455,449	4,469,767
Distributions to shareholders	(2,880,724)	(1,454,770)
Share transactions
Proceeds from sales of shares	46,370,126	102,568,868
Reinvestment of distributions	2,880,723	1,454,761
Cost of shares redeemed	(21,716,507)	(8,977,277)
Net increase (decrease) in net assets resulting from share transactions	27,534,342	95,046,352
Total increase (decrease) in net assets	28,109,067	98,061,349
Net Assets
Beginning of period	108,441,867	10,380,518
End of period	$136,550,934	$108,441,867
Other Information
Shares
Sold	4,470,846	10,074,761
Issued in reinvestment of distributions	278,071	141,542
Redeemed	(2,089,786)	(872,756)
Net increase (decrease)	2,659,131	9,343,547

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.129	.293	.008
Net realized and unrealized gain (loss)	.122	.475	–C
Total from investment operations	.251	.768	.008
Distributions from net investment income	(.141)	(.318)	(.008)
Distributions from net realized gain	(.090)	–	–
Total distributions	(.231)	(.318)	(.008)
Net asset value, end of period	$10.47	$10.45	$10.00
Total ReturnD,E	2.45%	7.83%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	- %C,H
Expenses net of fee waivers, if any	.01%H	.01%	- %C,H
Expenses net of all reductions	.01%H	.01%	- %C,H
Net investment income (loss)	2.50%H	2.92%	1.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$136,551	$108,442	$10,381
Portfolio turnover rateI	1,073%H	1,434%	18%J

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,112,102
Gross unrealized depreciation	(1,849,292)
Net unrealized appreciation (depreciation)	$3,262,810
Tax cost	$230,884,210

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(3,275)	$10,977
Interest Rate Risk
Futures Contracts	68,580	(220,893)
Purchased Options	7,002	137,479
Written Options	7,883	4,677
Swaps	151,411	(258,055)
Total Interest Rate Risk	234,876	(336,792)
Totals	$231,601	$(325,815)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	288,739,413	272,489,895

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Investment Grade Securitized Fund	$139

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through December 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,203.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $766.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.01%	$1,000.00	$1,024.50	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Securitized Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.014% through December 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGS-SANN-0420
1.9891238.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020